                                                  Filed Pursuant to Rule 497(a)
                                                  of the Securities Act of 1933
                                                  1933 Act File No. 333-10237
                                                  1940 Act File No. 811-07775


     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                 SUBJECT TO COMPLETION, DATED JANUARY 23, 1997



                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST


                               FIVE ARROWS SHARES
--------------------------------------------------------------------------------

3435 Stelzer Road
Columbus, Ohio 43219

For current performance, purchase and redemption

information, call (800) 499-3603.

--------------------------------------------------------------------------------


  Five Arrows Short-Term Investment Trust (the "Trust") is an open-end management investment company designed to offer investors a selection of four separate funds (the "Funds"): the U.S. Dollar Fund, the Pound Sterling Fund, the Deutsche Mark Fund, and the Canadian Dollar Fund.



  Each Fund seeks to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the Fund's designated currency ("Designated Currency") and, consistent with those objectives, to earn current income. Unlike other mutual funds which acquire and manage their own portfolios of securities, each Fund seeks to achieve its investment objective by investing all of its investable assets (the "Investable Assets") in a portfolio which is a series of the International Currency Fund (the "Portfolio Trust") which invests in high quality, short-term instruments denominated in the Designated Currency of the relevant Fund. See "Information Concerning the Master-Feeder Structure" on page
11. The Portfolio Trust is also an open-end management investment company which currently consists of four separate portfolios (the "Portfolios"): the U.S. Dollar Portfolio, the Pound Sterling Portfolio, the Deutsche Mark Portfolio and the Canadian Dollar Portfolio.


  The Trust seeks to maintain a constant net asset value expressed in the Designated Currency for each Fund. Accordingly, the Trust invests only in securities with short remaining maturities and generally values its securities at their amortized cost. ONLY THE U.S. DOLLAR FUND IS A "MONEY MARKET FUND" UNDER REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC"). NONE OF THE OTHER FUNDS IS A "MONEY MARKET FUND" UNDER THOSE REGULATIONS. The net asset value of a Fund's shares, when expressed in a currency other than the Fund's Designated Currency, will fluctuate, primarily in response to changes in currency exchange rates between the Fund's Designated Currency and other currencies, including other Designated Currencies.

  The Funds are designed primarily for use as a means of investing short-term cash reserves in the Funds' Designated Currencies. Investors may also consider purchasing Fund shares for a number of reasons including satisfying settlement obligations or delivering a Fund's shares as collateral for a transactional obligation in a Fund's Designated Currency. Each Fund offers two classes of shares. The shares offered by this Prospectus are the Five Arrows shares, which are available for direct purchase in initial aggregate amounts of $500,000 or more. In addition, the Fund offers by separate Prospectus the Five Arrows Service shares, which are available for purchase through certain broker-dealers and other service organizations.

  AN INVESTMENT IN THE TRUST IS NOT A BANK DEPOSIT OR AN OBLIGATION OF ROTHSCHILD INTERNATIONAL ASSET MANAGEMENT LIMITED OR ANY OF ITS AFFILIATES AND IS NEITHER GUARANTEED NOR INSURED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM OR ANY OTHER AGENCY OF THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE PER SHARE. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL . IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.

  THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FIVE ARROWS SHARES OF THE TRUST AND EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


  A STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY   , 1997, AND AS IT MAY BE
FURTHER AMENDED FROM TIME TO TIME, WHICH PROVIDES FURTHER DISCUSSION OF CERTAIN ITEMS IN THIS PROSPECTUS AND OTHER MATTERS, HAS BEEN FILED WITH THE SEC AND IS INCORPORATED HEREIN BY REFERENCE. FOR A FREE COPY, CALL 1-800-499-3603 OR WRITE TO THE TRUST AT THE ADDRESS FOR THE TRUST'S DISTRIBUTOR LISTED HEREIN.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The date of this Prospectus is          , 1997.

                FUND (AND ALLOCATED PORTFOLIO) FEES AND EXPENSES

  Five Arrows shares are offered to shareholders on a no-load basis without any commissions, distribution ("12b-1 plan") or service charges.

ALL FUNDS

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchases.............................................  None
Maximum sales load imposed on reinvested dividends..................................  None
Redemption fees.....................................................................  None
Exchange fees.......................................................................  None

                                                              ADVISORY          OTHER        TOTAL FUND
                                                                FEES           EXPENSES      EXPENSES(1)
                                                            -------------   --------------   ----------
ANNUAL OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS AND NET OF REIMBURSEMENTS)
U.S. Dollar...............................................       .20%            .075%         .275%
Pound Sterling............................................       .20%             .15%          .35%
Deutsche Mark.............................................       .20%             .15%          .35%
Canadian Dollar...........................................       .20%             .15%          .35%

                                                                                1 YEAR         3 YEAR
                                                                            --------------   ----------
EXPENSES PER 1,000 SHARE INVESTMENT
U.S. Dollar..............................................................           $3            $9
Pound Sterling...........................................................           L4           L11
Deutsche Mark............................................................          DM4          DM11
Canadian Dollar..........................................................          C$4          C$11

  Assuming a hypothetical investment of U.S. $1,000, L1,000, DM1,000, or C$1,000 with a 5% annual return and redemption at the end of each time period, an investor in the Trust will have paid transaction and operating expenses over the time period as indicated above.

1. The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed a specified percentage of such class' average daily net asset value (.275% in the case of the Five Arrows class of the U.S. Dollar Fund and .35% in the case of the Five Arrows class of each other Fund). If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the applicable percentage. This undertaking shall remain in effect for the fiscal period ended December 31, 1997, and thereafter in the discretion of the Investment Adviser. The Investment Adviser has reserved the right to terminate or revise these limitations with respect to any period after December 31, 1997. To the extent management fees are reimbursed by the Investment Adviser, or expenses of a Fund are paid by the Investment Adviser, the total return to shareholders will increase. Total return to shareholder will decrease to the extent that management fees are no longer reimbursed or expenses of a Fund are no longer paid.

  The above table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by investors in the Funds. The Trust does not charge a sales load in connection with the purchase or redemption of its shares. The percentages shown above are based on an annualized estimate of the expenses to be incurred during the current fiscal year, after expense reimbursements, and should not be considered a representation of future costs and expenses or performance. Actual costs and expenses or performance in future periods may be more or less than those shown above. For the purpose of the example, assume reinvestment of all dividends and distributions. The table does not reflect charges for optional services, such as the fee for remittance of redemption proceeds by wire. For a more complete discussion of the fees connected with an investment in the Trust and the services provided to the Trust, see "Management", "How to Buy Five Arrows Shares" and "How to Redeem Five Arrows Shares."

  The Funds invest all of their Investable Assets in the Portfolios. The Trustees of the Trust believe that, over time, the aggregate per share expenses of each Fund and its corresponding Portfolio should be approximately equal to, or less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by the Portfolios.

                                    SUMMARY

  The investment objectives of each Fund are to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the Fund's Designated Currency and, consistent with those objectives, to earn current income. A Fund's investment objectives are fundamental and may not be changed without the approval of its shareholders. Each Fund will seek to achieve its investment objectives by investing all of its Investable Assets in a Portfolio which has the same investment objectives as such Fund. There can be no assurance that the investment objectives of either the Funds or the Portfolios will be achieved. (See "Investment Objectives" and "Investment Policies and Restrictions.") An investment in shares of any of the Funds involves certain risks, as discussed below, and may not be appropriate for all investors.

  The Funds are designed primarily for use as a means of investing short-term cash reserves in the Funds' Designated Currencies. Investors may also consider purchasing Fund shares for a number of reasons including satisfying settlement obligations or delivering a Fund's shares as collateral for a transactional obligation in a Fund's Designated Currency.

  Rothschild International Asset Management Limited (the "Investment Adviser") manages the Portfolio Trust's Portfolios and receives an advisory fee from each Portfolio calculated daily and payable monthly at an annual rate of up to .20% of average daily net assets of such Portfolio.

  BISYS Fund Services Limited Partnership (the "Administrator") acts as the administrator of the Trust and Portfolio Trust. Its affiliates, Five Arrows Fund Distributors Inc. (the "Distributor") and BISYS Fund Services, Inc. (the "Transfer Agent"), act as the distributor and transfer/dividend disbursing agent of the Trust, respectively, and The Chase Manhattan Bank acts as custodian (the "Custodian") of the Trust and the Portfolio Trust. See "Management."

  The Trust and Portfolio Trust bear all operating costs not agreed to be borne by the Investment Adviser, the Distributor, the Administrator, the Transfer Agent or the Custodian including, without limitation, legal and auditing fees and expenses, expenses of investor reports to be provided to existing shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses. The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed a specified percentage of such class' average daily net asset value (.275% in the case of the Five Arrows class of the U.S. Dollar Fund and .35% in the case of the Five Arrows class of each other Fund). If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the applicable percentage. This undertaking shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Investment Adviser. The Investment Adviser has reserved the right to terminate or revise these limitations with respect to any period after December 31, 1997.

  Five Arrows shares will be issued at the net asset value next determined after receipt by the Trust of an order in proper form and acceptance of that order by the Trust. The Trust reserves the right to take appropriate action in the event that Disbursable Funds (as defined below) for the purchase price for the shares being issued are not received on a timely basis. Disbursable Funds may only be received by the Trust during the operating times for the wire transmission systems designated for use in transmitting money to the Funds. See "How to Buy Five Arrows Shares."

  The Trust seeks to maintain a constant net asset value per share for each Fund, although no assurances can be given that those per share values will be maintained. Shares of a Fund may be redeemed by the shareholder from the Trust at their next-determined net asset value. Each Fund is open for business on any day on which the New York Stock Exchange (the "Exchange") is open for trading or banks in New York City are open for business (a "Trust Business Day") from 9:00 a.m. to 5:00 p.m. U.S. Eastern Time ("Trust Hours of Operation"). Thus, the Trust will be open for business every day except for Saturdays, Sundays and holidays which are observed by both the Exchange and New York City banks (scheduled holidays for 1997 are New Year's Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day). The value of the investments held by each Fund is determined in its Designated Currency once every 24 hours during Trust Hours of Operation. See "Calculation of Net Asset Value" and "How to Redeem Five Arrows Shares."

  Dividends of each Fund's net investment income are declared once a day and paid monthly. Net capital gains, if any, realized by a Fund will be distributed annually. Dividends paid by a Fund will be automatically reinvested in additional shares of the Fund. See "Dividends and Distributions" and "Taxation."

  DESCRIPTION OF THE TRUST AND PORTFOLIO TRUST: The Trust is a newly-formed open-end management investment company, registered under the Investment Company Act of 1940 (the "1940 Act"). Under the terms of the Agreement and Declaration of Trust establishing the Trust, which is governed by the laws of Delaware, the Trustees of the Trust are ultimately responsible for the management of the Funds' business and affairs. The Trust is currently authorized to offer four individual Funds, each of which represents a separate series of the Trust's shares of beneficial interest. The Trust's Board of Trustees is empowered to establish additional Funds at any time without shareholder approval. The Trustees have authorized shares of the Fund to be issued in two classes: Five Arrows and Five Arrows Service. Because expenses will vary between the classes, performance will vary with respect to each class. Except for differences related to such differential expenses, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of such Fund. Each share is fully paid and nonassessable.

  Each Portfolio is a newly-formed separate investment series of the Portfolio Trust, a newly-formed business trust organized under the laws of the State of Delaware, and intends to be treated as a partnership for federal tax purposes. Under the terms of the Portfolio Trust's Declaration of Trust, the affairs of the Portfolios are managed under the supervision of the Trustees of the Portfolio Trust.

  The net asset value of a Fund's shares, when expressed in any currency other than the Fund's Designated Currency, will fluctuate in response to changes in the exchange rates between the Fund's Designated Currency and other currencies, including the Designated Currencies of other Funds.

  INVESTMENT OBJECTIVES: The investment objectives of each Fund are to seek to maintain a high level of liquidity, preserve capital and stability of principal expressed in the Fund's Designated Currency and, consistent with those objectives, to earn current income. A Fund's investment objectives are fundamental and may not be changed without the approval of its shareholders.

  Each Fund will seek to achieve its investment objectives by investing all of its Investable Assets in a Portfolio which has the same investment objectives as such Fund. The investment objectives of the Portfolios are not fundamental and may be changed upon notice to, but without the approval of, the Portfolios' investors. There can be no assurance that the investment objectives of either the Funds or the Portfolios will be achieved.

  Since the investment characteristics of the Funds will correspond directly to those of the Portfolio, the following is a discussion of the various investments and investment policies of the Portfolios. Except as otherwise provided below, the Funds' investment policies are not "fundamental policies" within the meaning of the 1940 Act and may, therefore, be changed by the Trust's Board of Trustees without a shareholder vote.

                      INVESTMENT POLICIES AND RESTRICTIONS

U.S. DOLLAR PORTFOLIO

  The U.S. Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in U.S. Dollars and, consistent with those objectives, to earn current income. The U.S. Dollar Portfolio will invest in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities or by foreign governments or Supranational Organizations (such as the World Bank, the Inter-American Development Bank, the Asian Development Bank and the European Bank for Reconstruction and Development) as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

  The U.S. Dollar Portfolio invests only in U.S. dollar-denominated high quality securities as described in this paragraph. All of the U.S. Dollar Portfolio's assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act, which have been (i) rated by at least two United States nationally recognized statistical rating organizations ("NRSRO"s), such as Standard & Poor's Corporation or Moody's Investors Service, Inc., in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities. See the Statement of Additional Information.

  All securities in which the U.S. Dollar Portfolio invests have remaining maturities of thirteen months or less at the date of acquisition. The U.S. Dollar Portfolio also maintains a dollar-weighted average portfolio maturity of 90 days or less. The U.S. Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of $1.00 per share, although there is no assurance it can do so on a continuing basis.

  The U.S. Dollar Portfolio may invest in U.S. dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of thirteen months or less. These investments may include, for example, obligations issued by foreign corporations and foreign counterparts of U.S. corporations, Eurodollar bonds (which are U.S. dollar-denominated obligations of foreign issuers), and Yankee bonds (which are U.S. dollar-denominated bonds issued by foreign issuers in the U.S.). Under normal market conditions, the U.S. Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors--Concentration in Obligations of Qualifying Banks." For further information concerning debt securities ratings and permissible money market investments of the U.S. Dollar Portfolio, see the Statement of Additional Information.

  Securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities in which the U.S. Dollar Portfolio may invest include direct obligations of the U.S. Treasury, including bills, bonds and notes; and obligations issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities and supported by any of (i) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association participation certificates); (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration); (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association); or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan
Bank).

POUND STERLING PORTFOLIO

  The Pound Sterling Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Pounds Sterling and, consistent with those objectives, to earn current income. The Pound Sterling Portfolio will invest in securities issued or guaranteed as to principal and interest by the United Kingdom ("U.K.") Government, local authorities, city corporations and county councils or their agencies or by non-U.K. governments or Supranational Organizations as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper.

  The Pound Sterling Portfolio invests only in Pound Sterling-denominated high quality securities as described in this paragraph. The Pound Sterling Portfolio assets will consist of government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.

  All securities in which the Pound Sterling Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Pound Sterling Portfolio follows these policies in seeking to maintain a constant net asset value of L1.00 per share, although there is no assurance it can do so on a continuing basis.

  The Pound Sterling Portfolio may invest in Pound Sterling-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Pound Sterling Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors--Concentration in Obligations of Qualifying Banks."

DEUTSCHE MARK PORTFOLIO

  The Deutsche Mark Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Deutsche Marks and, consistent with those objectives, to earn current income. The Deutsche Mark Portfolio will invest in securities issued or guaranteed as to principal and interest by the German Government, by its sub-divisions or their agencies or by non-German governments or Supranational Organizations, as well as high-quality, short-term money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper.

  The Deutsche Mark Portfolio invests only in Deutsche Mark-denominated high quality securities as described in this paragraph. The Deutsche Mark Portfolio's assets will consist of government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.

  All securities in which the Deutsche Mark Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Deutsche Mark Portfolio follows these policies in seeking to maintain a constant net asset value of DM1.00 per share, although there is no assurance it can do so on a continuing basis.

  The Deutsche Mark Portfolio may invest in Deutsche Mark-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Deutsche Mark Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk

Factors--Concentration in Obligations of Qualifying Banks."

CANADIAN DOLLAR PORTFOLIO

  The Canadian Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Canadian Dollars and, consistent with those objectives, to earn current income. The Canadian Dollar Portfolio will invest in securities issued or guaranteed as to principal and interest by the Canadian Government, the Provinces of Canada, or their agencies or by non-Canadian governments or Supranational Organizations as well as high-quality, short-term money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper.

  The Canadian Dollar Portfolio invests only in Canadian Dollar-denominated high-quality securities as described in this paragraph. The Canadian Dollar Portfolio's assets will consist of government securities and other securities which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category by an NRSRO, or (iii) if not rated by an NRSRO, determined to be comparable to such securities. Presently many high quality Canadian dollar-denominated securities are rated only by one or more Canadian rating organizations, rather than by the U.S. rating organizations which qualify as NRSROs. Accordingly, the Adviser anticipates that many of the securities held by the Canadian Dollar Portfolio will be securities which are not rated by an NRSRO but are determined to be comparable to high quality NRSRO-rated securities. In making this determination the Adviser may rely upon ratings given by one or more Canadian rating organizations. For further information concerning the ratings given by Canadian rating organizations, see the Statement of Additional Information.

  All securities in which the Canadian Dollar Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Canadian Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of C$1.00 per share, although there is no assurance it can do so on a continuing basis.

  The Canadian Dollar Portfolio may invest in Canadian Dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Canadian Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors--Concentration in Obligations of Qualifying Banks."

ALL PORTFOLIOS

  In seeking to obtain its investment objectives, each Portfolio may invest in the types of securities described below.

VARIABLE AND FLOATING RATE NOTES

  Each Portfolio may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes, which are instruments under which the indebtedness, as well as the interest rate, varies. In addition, these securities must be rated in the highest short-term rating category by an NRSRO. Unless guaranteed by the U.S. Government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by the U.S. Dollar Portfolio must permit such Portfolio to demand payment of the instrument's principal at least once every thirteen months. Variable or floating rate instruments purchased by each of the other Portfolios must permit such Portfolio to demand payment of the instrument's principal at least once every 60 days. Because of the absence of a market in which to resell a variable or floating rate instrument, a Portfolio might have trouble selling an instrument should the issuer default or during periods when a Portfolio is not permitted by agreement to demand payment of the instrument, and for this or other reasons a loss could occur with respect to the instrument.

REPURCHASE AGREEMENTS

  Each Portfolio may invest in repurchase agreements. A repurchase agreement arises when an investor purchases a security and simultaneously agrees to resell it to the counterparty on the repurchase agreement at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon rate which is effective for the period of time the investor's money is invested in the security and which is not related to the coupon rate on the purchased security. By providing a flexible investment vehicle, repurchase agreements permit the Portfolios to remain fully invested pending the purchase of appropriate longer-term investments.

  The Portfolios will enter into repurchase agreements only with financial institutions rated by an NRSRO in the highest rating category for short-term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Default or bankruptcy of the seller would, however, expose the Portfolios to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations.

WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued debt securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the relevant Portfolio's investment objective and not for leverage. The when-issued trading period generally lasts only from a few days up to a month or more; during this period interest will not accrue. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Custodian will establish a segregated account for a Portfolio when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments.

ILLIQUID SECURITIES

  Each Portfolio may invest up to 10% of its net assets in illiquid securities (i.e. securities which a Portfolio could not reasonably expect to sell within seven days at approximately the price at which they are valued). Under the supervision of the Portfolio Trust's Board of Trustees the Investment Adviser will determine the liquidity of each investment using various factors such as
(1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer. If they have a remaining maturity of more than seven days, time deposits and repurchase agreements will be considered to be illiquid securities.

FUNDAMENTAL POLICIES

  Each of the Funds and the Portfolios have adopted certain fundamental policies which may not be changed without the approval of that Fund's shareholders or that Portfolios' investors, as the case may be.

  The Funds have the same investment restrictions as the Portfolios, except that each Fund may invest all of its Investable Assets in an open-end management investment company with substantially the same investment objectives as that Fund. Therefore, references below to the Portfolios' investment restrictions also include the Funds' investment restrictions. In addition, as a fundamental policy, no Portfolio may: (i) borrow money, except from the Portfolio Trust's Custodian or from other banks in connection with redemptions or for temporary or emergency purposes (borrowings by a Portfolio may not exceed 20% of that Portfolio's net assets computed immediately after the borrowing; no additional investments may be made while any borrowings exceed 5% of the Portfolio's total assets), or (ii) make any investment which would cause more than 25% of the value of such Portfolio's total assets to be invested in securities of nongovernmental issuers principally engaged in any one industry, except that under normal market conditions each Portfolio will invest more than 25% of its total assets in obligations of Qualifying Banks (as defined herein). Additional fundamental policies of the Portfolios are set forth in the Statement of Additional Information.

  If a percentage restriction, including one that is a fundamental policy, is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

               SPECIAL INVESTMENT CONSIDERATIONS AND RISK FACTORS

POSSIBLE CHANGES IN NET ASSET VALUE AND YIELD

  Each Portfolio seeks to maintain a constant net asset value and generally values its investments at amortized cost. However, the value of each Portfolio may be affected by changes in interest rates and the credit standing of issuers of the Portfolios' investments. The value of the investments held by each of the Portfolios in which the Funds invest generally will vary inversely with changes in prevailing interest rates, although this variance is expected to be minimal due to the short maturities of the instruments held by the Portfolios.

  Interest rates paid on instruments denominated in a given Designated Currency may be higher or lower than those paid on instruments denominated in other Designated Currencies. Investors should recognize that in periods of declining short-term interest rates the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such Portfolio's portfolio, thereby reducing the current yield of the Portfolio. In the periods of rising interest rates, the opposite can be true. The securities in which the Portfolios invest may not produce as high a level of income as could be obtained from securities with longer maturities or those having a lesser degree of safety.

INVESTMENTS IN A SINGLE ISSUER

  Each Portfolio other than the U.S. Dollar Portfolio is non-diversified under the 1940 Act. These Portfolios intend to comply, however, with the diversification requirements applicable to regulated investment companies under the United States Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Currently, those requirements provide that, as of the last day of each fiscal quarter, each Portfolio's investments in the securities of any one issuer must be limited to 25% of its total assets, provided that with respect to at least 50% of its total assets, a Portfolio may not have invested more than (a) 5% of its total assets in the securities of any one issuer or (b) 10% of the outstanding voting securities of any one issuer. To the extent a Portfolio is not diversified under the 1940 Act, it may be more susceptible than a fully diversified Portfolio to adverse developments affecting a single issuer.

  In addition to the foregoing, each of the Portfolios has adopted a non-fundamental investment restriction which prevents it from investing (i) more than 5% of the value of its total assets in the securities of any one issuer (other than repurchase agreements and securities issued by a sovereign government, its agencies and instrumentalities), (ii) more than 25% of the value of its total assets in repurchase agreements with one counterparty or (iii) more than 25% of the value of its total assets in securities issued by any sovereign government, its agencies and instrumentalities (other than the federal government of the United States). Securities held solely as collateral for outstanding repurchase agreements shall be excluded for purposes of computing compliance with restriction (iii). These restrictions may be eliminated or modified at any time by the Trustees of the Portfolio Trust without a shareholder vote.

CONCENTRATION IN OBLIGATIONS OF QUALIFYING BANKS

  Under normal market conditions, each Portfolio will have more than 25% of its total assets invested in obligations of Qualifying Banks. For the purposes of this Prospectus, Qualifying Banks are defined as U.S. banks (including savings banks or savings and loan associations) that are members of the Federal Deposit Insurance Corporation ("FDIC") and "foreign banks," as defined in Rule 3a-6 under the 1940 Act, provided that any such institution has, at the date of investment, capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of U.S. $100,000,000 or the non-U.S. dollar equivalent, as the case may be. This concentration may result in increased exposure to risks pertaining to the banking industry. These risks include: a sustained increase in interest rates, which can adversely affect the availability and cost of funds for a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; national and local regulatory developments; and competition within the banking industry as well as from other financial institutions. In addition, investments in banks located in foreign countries are subject to risks resulting from the combination in those banks of banking and securities underwriting and similar activities.

INVESTMENTS IN FOREIGN SECURITIES

  Investing in securities issued by entities domiciled in a country other than an investor's country of residence or denominated in a currency other than the currency of the investor's country of residence may involve considerations and possible risks and opportunities not typically encountered by the investor in making investments in its country of residence and in securities denominated in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates and exchange control regulations, and the costs that may be incurred in connection with conversions between various currencies. In addition, investments in countries other than the United States could be affected by other factors generally not thought by investors to be present in the United States, including less liquid and efficient securities markets, greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, restrictions on the expatriation of funds or other assets of a Portfolio, expropriation of assets, adverse diplomatic developments, higher transaction and custody costs, delays attendant in settlement procedures and difficulties in enforcing contractual obligations.

            INFORMATION CONCERNING THE MASTER-FEEDER FUND STRUCTURE

  Each of the Funds seeks to achieve its investment objectives by investing all of its Investable Assets in the Portfolio which has the same investment objectives as such Fund and invests solely in assets denominated in that Fund's Designated Currency. These Portfolios in turn invest in securities that are consistent with those objectives. In addition to selling beneficial interests to the Funds, the Portfolios may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolios on the same terms and conditions and will pay a proportionate share of the Portfolios' expenses. However, the other investors investing in the Portfolios are not required to sell their shares at the same public offering price as the Funds due to the imposition of sales commissions and variations in other operating expenses. Therefore, investors in the Funds should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from the Administrator by calling 1-800-499-3603.

  Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds investing in that Portfolio may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, because the Portfolio would have fewer assets in such a case, it may become less diversified, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in such a Portfolio could have effective voting control of the operations of that Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolios (other than a vote by the Funds to continue operations of the Portfolios upon the withdrawal of another investor in the Portfolios), the Trust will hold a meeting of shareholders of the Funds and will cast all of its votes in the same proportion as the votes of the Funds' shareholders. The percentage of the Trust's votes representing Funds shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the shareholders of the Funds who do, in fact, vote. Shareholders of the Funds who do not vote will not affect the Trust's votes at the Portfolios' meetings.

  A Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of that Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including investing all the Investable Assets of that Fund in another pooled investment entity having the same investment objectives as the Fund or retaining Rothschild International Asset Management Limited or another investment adviser to manage the Fund's assets directly in accordance with the investment policies described above with respect to the relevant Portfolio. Any such withdrawal could result in distributions to such Fund from the Portfolio "in kind" of portfolio securities (as opposed to a cash distribution) to the extent permitted by the 1940 Act, or rules adopted thereunder. If securities are distributed, such Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of that Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

  The Funds' investment objectives are fundamental policies and may not be changed without the approval of the Funds' shareholders. The investment objectives of the Portfolios are not fundamental policies and may be changed without the approval of the investors in the Portfolio. Shareholders of a Fund will receive 30 days prior written notice with respect to any change in the investment objective of its corresponding Portfolio. See "Investment Objective" and "Investment Policies and Restrictions" for a description of the fundamental policies of the Portfolios that cannot be changed without approval of the "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolios.

  For descriptions of the investment objectives, policies and restrictions of the Portfolios, see "Investment Objectives" and "Investment Policies and Restrictions." For descriptions of the management of the Portfolios, see "Management" herein and in the Statement of Additional Information. For descriptions of the expenses of the Portfolios, see "Management" herein.

                                   MANAGEMENT

  Each Fund is a separate series of the Trust, a Delaware business trust under the terms of the Agreement and Declaration of Trust establishing the Trust, which is governed by the laws of Delaware. The Trustees of the Trust are ultimately responsible for the management of its business and affairs.

  Each Portfolio is a separate investment series of the Portfolio Trust, which is also a Delaware business trust under the terms of the Agreement and Declaration of Trust establishing the Portfolio Trust, which is governed by the laws of Delaware. Under the terms of the Portfolio Trust's Declaration of Trust, the affairs of the Portfolio are managed under the supervision of the Trustees of the Portfolio Trust.

  The Boards of Trustees of the Portfolio Trust and the Trust establish their respective policies and supervise and review the operations and management of the Portfolio Trust and the Trust, respectively. The day-to-day operations of the Portfolio Trust and the Trust are administered by officers elected by their respective Board of Trustees.

  A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and of the Portfolio Trust, up to and including creating separate Boards of Trustees. See "Management of the Trust and Portfolio Trust" in the Statement of Additional Information for more information about the Trustees and officers of the Trust and the Portfolio Trust.

INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT


  The Investment Adviser serves pursuant to an Investment Advisory Agreement with the Portfolio Trust. The Investment Adviser is a British corporation that was formed in 1975 and is registered under the U.S. Investment Advisers Act of 1940, as amended. It is an indirect subsidiary of Rothschild Concordia AG of Zug, Switzerland, a holding company whose subsidiaries manage approximately $28.5 billion of assets, spread across equities, bonds and currencies.


  The Investment Adviser, subject to the supervision and direction of the Portfolio Trust's Board of Trustees, professionally manages each Portfolio in accordance with such Portfolio's investment objectives and policies and makes all investment decisions for those Portfolios. In consideration of these services, the Portfolio Trust has agreed to pay the Investment Adviser monthly an annual advisory fee with respect to each Portfolio. The advisory fee for each Portfolio is calculated daily and payable monthly at an annual rate of up to
 .20% of average daily net assets.

  The Investment Adviser and the Administrator may, at their own expense, provide compensation to certain financial institutions whose customers purchase significant amounts of shares of a Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 100% of the annual fees that are earned by the Investment Adviser or the Administrator (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from assets of the Investment Adviser and the Administrator or their affiliates.

  The portfolio manager for all of the Portfolios is Thomas Barman, who has been employed by the Investment Adviser as its Director for Currency Management since November 1994. He has been primarily responsible for the day-to-day management of the Portfolios' portfolios since their commencement of operations. He has over 25 years experience in fund management. From March 1993 to August 1994, Mr. Barman was a portfolio manager for Glaxo (Bermuda) Limited. From April 1991 to February 1993, he was a portfolio manager for the U.S. Office of Caisse des Depots et Consignations. Prior to that time, he served as Foreign Exchange Officer at the Federal Reserve Bank of New York and was head of U.S. Treasury investments at Credit Suisse (New York).

  Prior to the Trust's commencement of operations, the Investment Adviser and Mr. Barman had not had previous experience managing a mutual fund registered under the 1940 Act. However, they have had substantial experience managing publicly offered European mutual funds.

  The Investment Adviser has a Code of Ethics governing personal securities transactions of certain of its employees. See the Statement of Additional Information.

DISTRIBUTOR

  The Distributor is an affiliate of the Administrator. Mutual funds structured like the Funds sell shares on a continuous basis. The Funds' Shares are sold through the Distributor. Certain officers of the Trust are also officers and/or directors of the Distributor.

ADMINISTRATOR

  The Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., is responsible for coordinating the Funds' efforts and generally assuring the operation of the Funds' business. It has been providing services to mutual funds since 1987.

  The Administrator provides a wide range of services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating and providing for the calculation of net asset values of Fund shares, dividends and capital gains distributions to shareholders, and performing other administrative functions necessary for the smooth operation of the Funds.

  The Administrator provides the Portfolio Trust with office space and with certain clerical services and facilities. The Administrator is entitled to an administration fee calculated daily and payable monthly at an annual rate of
 .10% of the average daily net assets of all of the Funds. The Administrator serves as such for an initial two year term (with subsequent annual, renewable terms) pursuant to administration agreements with the Trust and the Portfolio Trust. Those agreements provide that the Administrator shall receive payment in full of its fee for the remainder of the relevant term if the Administrator is terminated without cause prior to the end of such term.

TRANSFER AND DIVIDEND DISBURSING AGENT

  Under its agreement with the Trust, BISYS Fund Services, Inc., as Transfer Agent, provides customary transfer and dividend disbursing agent services, including processing purchase, redemption and transfer transactions, responding to shareholder inquiries, automatically investing dividends in Fund shares, transmitting dividends to shareholders, assisting shareholders in changing account designations and addresses and transmitting to shareholders proxy statements, annual reports, prospectuses and other Trust communications. The Transfer Agent serves as such for an initial two year term (with subsequent annual, renewable terms) pursuant to a transfer agency agreement with the Trust. That agreement provides that the Transfer Agent shall receive payment in full of its fee for the remainder of the relevant term if the Transfer Agent is terminated without cause prior to the end of such term. The Transfer Agent may sub-contract any of its duties to another person, including its affiliates. See "How to Buy Five Arrows Shares" and "How to Change Funds."

  Pursuant to a separate agreement, BISYS Fund Services, Inc. also provides fund accounting services to the Trust. As fund accountant, BISYS Fund Services, Inc. serves for an initial two year term (with subsequent annual, renewable terms). That agreement provides that the fund accountant shall receive payment in full of its fee for the remainder of the relevant term if the fund accountant is terminated without cause prior to the end of such term.

CUSTODIAN

  The Chase Manhattan Bank is the custodian of the Trust and Portfolio Trust (the "Custodian") and, in that capacity, maintains custody of the Trust's and Portfolio Trust's assets, including those located outside the United States.

EXPENSES

  All expenses incurred in the operation of a Fund or a Portfolio are borne by such Fund or Portfolio except to the extent specifically assumed by the Investment Adviser, the Distributor, the Administrator, the Custodian, or the Transfer Agent. Subject to the undertaking of the Investment Adviser to reimburse the Funds or Portfolios, as the case may be, for certain of their excess expenses, the Funds or Portfolios, as the case may be, have confirmed their obligation to pay all their other respective expenses, including: taxes, brokerage fees and commissions; certain insurance premiums; auditing, legal and compliance expenses; costs of forming the Trust and

Portfolio Trust and maintaining corporate existence; costs of fund accounting; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to shareholders; compensation of Trustees of the Trust or Portfolio Trust who are not employees of the Distributor or Administrator or their affiliates and costs of other personnel performing services for the Trust or Portfolio Trust; costs of corporate meetings; registration fees and related expenses for the Trust's registration with the SEC and the securities regulatory authorities of other jurisdictions in which the Funds' shares are sold; state securities law registration fees and related expenses and other required registrations and related publication fees; fees payable to the Investment Adviser under the Investment Advisory Agreement; fees payable to the Administrator, Transfer Agent and Custodian.

  The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed a specified percentage of such class' average daily net asset value (.275% in the case of the Five Arrows class of the U.S. Dollar Fund and .35% in the case of the Five Arrows class of each other Fund). If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the applicable percentage. This undertaking shall remain in effect for the fiscal period ended December 31, 1997, and thereafter in the discretion of the Investment Adviser. The Investment Adviser has reserved the right to terminate or revise these limitations with respect to any period after December 31, 1997.

  The Investment Adviser, the Distributor, the Administrator, the Transfer Agent and the Custodian may also from time to time otherwise voluntarily waive their respective fees. No fee waivers may be recouped beyond the end of any fiscal year.

                         CALCULATION OF NET ASSET VALUE

  The net asset value per share of each Fund, expressed in the relevant Fund's Designated Currency, is determined by dividing the value of the Fund's net assets (i.e., the value of its investment in its corresponding Portfolio and other assets, including accrued but undistributed net investment income, less liabilities) by the total number of shares of the Fund outstanding. Such net asset values are determined once every Trust Business Day at 11:00 a.m. U.S. Eastern Time for the U.S. Dollar and Canadian Dollar Funds and 9:00 a.m. U.S. Eastern Time for the Pound Sterling Fund and 10:00 a.m. Eastern Time for the Deutschemark Fund.

  By investing all of their assets in the relevant Portfolio, each Fund seeks to maintain the following constant net asset value per share:

  U.S. Dollar Fund...........     U.S.$1.00
  Pound Sterling Fund........         L1.00
  Deutsche Mark Fund.........        DM1.00
  Canadian Dollar Fund.......        C$1.00

  It is anticipated that each Portfolio's assets will utilize the amortized cost method of valuation as a reasonable means of approximating each Portfolio's market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization or accretion to maturity of any premium or discount.

  If at any time, however, the market value of any Portfolio's total assets deviates more than 1/2 of 1% from their value determined on an amortized cost basis, the Portfolio Trust's Board of Trustees will consider whether any action should be initiated to prevent any adverse effects on the Portfolios' shareholders. The Portfolio Trust's Board of Trustees will monitor the use of the amortized cost method of valuation in order to ensure that this method continues to be in the best interest of the Portfolios' shareholders. There may be periods during which the stated value of an instrument determined under the amortized cost method of valuation is higher or lower than the price the Portfolio would receive if the instrument were sold, and the accuracy of amor-tized cost valuation can be affected by changes in interest rates and the credit standing of issuers of the Portfolio's investments. There is no assurance that the Portfolios will maintain a stable net asset value per share.

  If in the view of the Portfolio Trust's Board of Trustees it is inadvisable to continue maintaining a constant net asset value for any Portfolio, the Board of Trustees may discontinue using the amortized cost method of valuation for such Portfolio. Shareholders of a Portfolio would be notified of a decision by the Board of Trustees to discontinue the use of the amortized cost method with respect to such Portfolio. The form of notification would depend on the context of such a decision and could include, for example, the mailing of written notifications and/or the issuance of a press release.

                         HOW TO BUY FIVE ARROWS SHARES

  Five Arrows shares of the Funds are sold on a continuous basis by the Distributor. Investors making an initial purchase of Five Arrows shares must complete the Application Agreement accompanying this Prospectus, and forward it to the Transfer Agent for acceptance by the Trust and establishment of an account number. The investor must also wire funds that are immediately available to the Trust for investment purposes (Disbursable Funds) to the Distributor in accordance with the payment instructions and bank account details set out in the Application Agreement. Subsequent investments may be made by notifying the Trust of a purchase by telephoning the Distributor during Trust Hours of Operation and by wiring "Disbursable Funds" to the Distributor in accordance with the payment instructions and bank account details set out in the Application Agreement.

  The minimum initial investment (the "Initial Investment Minimum") is $500,000 for Five Arrows shares (or the equivalent in the relevant Fund's Designated Currency). The Initial Investment Minimum amount may either be satisfied by investing such an amount in a single Fund or by aggregating purchases in several Funds. The minimum subsequent investment ("Subsequent Investment Minimum") for Five Arrows shares is $5,000 (or the equivalent in the relevant Fund's Designated Currency). The Trust may, at its discretion, waive the minimum investment requirements. The purchase of shares of each Fund must be made in the Designated Currency for such Fund.

  Purchases of Five Arrows shares of any of the Funds will be processed in accordance with the procedures set forth below, at the net asset value per share of the relevant Fund next determined after the purchase order is duly received. No sales charge will be imposed at the time of purchase or redemption. The full amount of the investor's purchase payment received by the Distributor will be invested in the relevant Fund.

  Purchases of shares of a Fund will be effected on Trust Business Days in accordance with the procedures set forth below and only when the wire system designated for use in transmitting money to the relevant Fund permits the timely transmission of Disbursable Funds. Additionally, on days when the New York Stock Exchange and/or the Trust's Custodian or Distributor close early due to a partial holiday or otherwise, the Trust reserves the right to advance the times at which purchase and redemption orders must be received. Prospective or current Five Arrows shareholders may transmit purchase orders by telephoning the Distributor at 1-800-824-3863.

  - Purchase orders for shares of the U.S. Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next New York Banking Day (as defined below) if such Trust Business Day is not a New York Banking Day).

  - Purchase orders for shares of the Canadian Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next Toronto Banking Day (as defined below) if such Trust Business Day is not a Toronto Banking Day).

  - Purchase orders for shares of the Pound Sterling Fund received prior to 5 p.m. U.S. Eastern Time on a Trust Business Day will settle on the following London Banking Day (as defined below).

  - Purchase orders for shares of the Deutsche Mark Fund received prior to 10 a.m. U.S. Eastern Time on a Trust Business Day will settle on the following Frankfurt Banking Day (as defined below) provided, however, that if such a Trust Business Day is not a Frankfurt Banking Day, the purchase order will settle on the second following Frankfurt Banking Day.

  If a purchase order is not received by the Trust prior to the applicable time listed above, such purchase order shall be deemed to have been received on the next following Trust Business Day.

  Before placing a purchase order investors should acquaint themselves with the minimum amounts and other requirements for using the relevant wire system for the transfer of Disbursable Funds, and should ascertain whether the financial institution from which the purchase payment is being sent, has access to the appropriate system. It is essential that complete information, regarding the investor's account, accompany all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain, from their financial institution, further information about remitting funds by wire and any fees that may be imposed for so doing. The Trust does not impose a fee for receiving payment by wire.

  Investors will be entitled to any dividends declared or income earned on the day when their purchase orders settle, provided that Disbursable Funds are received in the relevant Fund's Designated Currency in the appropriate bank account (details of which are set out on the Application Agreement) by the close of business on that same day. If Disbursable Funds, with respect to any purchase order, are not received by this time by the Distributor, the Trust reserves the right, in its sole discretion, (a) to accept the order and assess interest on the overdue payment, or (b) to cancel the order, and to hold the purchaser responsible for any loss and other costs incurred by the Distributor and/or the Trust.

  The Trust reserves the right to reject any purchase order in whole or in part. All of a shareholder's accounts will be subject to the elections and instructions specified by the shareholder in the Application Agreement covering the accounts.

  United States Federal tax regulations require investors that are United States persons to provide a certified Taxpayer Identification Number and/or certain other required certifications within 30 days following the opening or reopening of an account in order to avoid withholding of taxes on distributions and proceeds of redemptions.

  Ownership of the Trust's shares will be reflected by book-entry, and certificates for shares will not be issued. Investment in the Trust is not recommended for any investors who require a stock certificate to evidence their shares.

  All investments must be made in the Designated Currency of the Fund whose shares are being purchased, as discussed above. Investors may convert other currencies into the Designated Currency of a Fund through The Chase Manhattan Bank, in accordance with its customary currency conversion credit and operational arrangements and at its prevailing rates and fees to customers, or through other dealers in foreign exchange, in accordance with their customary credit and operational arrangements and at their prevailing rates and fees. Currency conversions may result in capital gains or losses to an investor.

  Neither the Trust nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust will use procedures considered reasonable. These procedures include recording all telephone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. To the extent that the Trust does not use reasonable procedures to form its belief, it and/or its service contractors may be responsible for instructions that are fraudulent or unauthorized.


  A "New York Banking Day" is every day except Saturdays, Sundays and holidays observed by New York City banks (scheduled holidays for 1997 are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day).


  A "London Banking Day" is every day except Saturdays, Sundays and holidays observed by London banks (scheduled holidays for 1997 are New Year's Day, Good Friday, Easter Monday, May Holiday, Spring Holiday, Late Summer Holiday, Christmas Day and Boxing Day).

  A "Frankfurt Banking Day" is every day except Saturdays, Sundays and holidays observed by Frankfurt banks (scheduled holidays for 1997 are New Year's Day, Epiphany, Good Friday, Easter Monday, Labor Day, Ascension Day, Whit Monday, Corpus Christii, Assumption Day, German Unity Day, All Saint's Day, Day of Penance, Christmas Eve Holiday, Christmas Day, Boxing Day and New Year's Holiday).

  A "Toronto Banking Day" is every day except Saturdays, Sundays and holidays observed by Toronto banks (scheduled holidays for 1997 are New Year's Day, Good Friday, Easter Monday, Victoria Day, Canada Day, Labour Day, Thanksgiving, Remembrance Day, Christmas Eve Holiday, Christmas Day and Boxing Day).

                        HOW TO REDEEM FIVE ARROWS SHARES

  Five Arrows shareholders will redeem their shares by contacting the Transfer Agent directly in the manner specified in this prospectus. Subject to the right of a Fund to make redemptions in kind under certain circumstances, all redemption requests are treated as requests for redemption in the normal course in the Fund's Designated Currency.

  Redemptions of shares of a Fund will be effected on Trust Business Days in accordance with the procedures set out below, and only when the wire system designated for use in transmitting money from the relevant Fund permits the timely transmission of redemption proceeds. Additionally, as for purchases of shares, the Trust reserves the right to advance the times at which purchase and redemption orders must be received (see section headed "How to Buy Five Arrows Shares" above). Five Arrows shareholders will transmit redemption requests by telephoning the Transfer Agent at 1-800-824-3863.

  - Redemption requests for shares of the U.S. Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next New York Banking Day if such Trust Business Day is not a New York Banking Day).

  - Redemption requests for shares of the Canadian Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next Toronto Banking Day if such Trust Business Day is not a Toronto Banking Day).

  - Redemption requests for shares of the Pound Sterling Fund received prior to 5 p.m. U.S. Eastern Time on a Trust Business Day will settle on the following London Banking Day.


  - Redemption requests for shares of the Deutsche Mark Fund received prior to 10 a.m. U.S. Eastern Time on a Trust Business Day will settle on the following Frankfurt Banking Day provided, however, that if such a Trust Business Day is not a Frankfurt Banking Day, the redemption request will settle on the second following Frankfurt Banking Day.


  If a redemption request is not received prior to the applicable time listed above, such request shall be deemed to have been received on the next following Trust Business Day. Shareholders shall be entitled to any dividends declared or income earned up to and including the day before the day on which the redemption request is scheduled to settle.

  If the Investment Adviser believes that market conditions exist which preclude the Trust from making prompt payment in a Fund's Designated

Currency, the Trust can elect to take up to seven days to pay redemption proceeds or to pay redemption proceeds wholly or partly in readily marketable portfolio securities. The Trust is obligated to effect a redemption in currency without regard to market conditions if requested by a shareholder redeeming $250,000 or less (or in the applicable Designated Currency equivalent thereof) or 1% or less of a Fund's net assets, whichever is less, during any 90-day period.

  Except as provided below, all redemptions in currency will be made by wire transfer on the settlement day in the Designated Currency of the Fund whose shares are being redeemed through a recognized electronic funds transfer system which handles such Designated Currency. A charge of $20 (or the equivalent in the relevant Fund's Designated Currency) against the shareholder's account will be imposed for each wire redemption. Banks receiving redemption proceeds by wire may also impose a charge for doing so.

  If a redemption request does not meet the minimum amount and other requirements for sending currency through the electronic funds transfer system employed by the Fund, redemption proceeds will be paid by check mailed to the shareholder. Each shareholder may pre-designate one bank account per Fund to which redemption proceeds can be directed.

  When redemption proceeds are paid in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to currency. For further information concerning redemptions in portfolio securities, shareholders should telephone the Administrator. Redemption in portfolio securities will be made by delivery to the shareholder, or to another party at the shareholder's direction, of portfolio securities (together with a cash payment in the Fund's Designated Currency equal to the value and in lieu of any fractional securities required to be delivered) with a value determined at the time the redemption is made to equal the aggregate net asset value of the Fund shares being redeemed next determined following receipt of the redemption request.

  To the extent permitted by applicable law, the right of redemption with respect to a Fund may be suspended or the date of payment postponed for more than seven days when trading in the markets in which the Fund's securities are traded is restricted or for a period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its assets. In addition, the right of redemption may be suspended or the date of payment postponed for such other periods as the SEC by order may permit to protect the Trust's shareholders.

  The Trust will maintain a shareholder's account and the information contained in the shareholder's Application Agreement in effect until the end of the calendar year in which the redemption of all the shareholder's shares of the Funds occurs. The Trust may thereafter require a shareholder to complete a new Application Agreement in connection with a purchase of shares. This practice permits a former shareholder to invest in shares of the Funds at any time during the calendar year without completing a new Application Agreement.

  The Trust reserves the right to redeem a shareholder's account at the Trust's option, upon not less than 60 days' written notice to the shareholder, if for a period of six months or more the account does not have in any Fund shares with a net asset value equal to or greater than the Fund's Initial Investment Minimum. During the 60-day period, a shareholder may avoid automatic redemption by investing in any Fund an amount sufficient to increase the net asset value of the account's shares of the Fund to the Fund's Initial Investment Minimum.

  Again, you should note that neither the Trust nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust will use procedures considered reasonable, as described above.

                              HOW TO CHANGE FUNDS

  A shareholder may change shares of one Fund into shares of another Fund by redeeming shares of one Fund, converting the redemption proceeds into the Designated Currency of another Fund and purchasing the shares of the other Fund with the proceeds of the currency conversion. During the period between the net asset value determination applicable to the shares being redeemed in one Fund and the purchase of shares in another Fund, the shareholder will not be the owner of, or be eligible to receive dividends with respect to, either the shares which have been redeemed or the shares being acquired.

  The length of time for completion of a Fund change will vary depending on the Funds involved and the time during Trust Hours of Operation when the Fund change is initiated. In general, the length of time for completion of a Fund change will depend upon each of the time required to obtain payment of redemption proceeds from the Fund whose shares are being redeemed and the time required to effect any foreign exchange transaction which may be necessary for the shareholder to obtain the currency of the Fund whose shares are being acquired. The arrangements involved in effecting foreign exchange transactions will depend, in part, on a shareholder's credit and operating relationships with the foreign currency exchange dealer the shareholder uses and may shorten the length of time required for completion of a Fund change. A shareholder is not required to submit a new Application Agreement for the purchase of shares in connection with a Fund change.

  The Trust does not provide currency exchange services, either directly or through its agents, and the selection of a foreign exchange dealer in connection with a change of Funds is within the shareholder's sole discretion. The Trust has been advised that The Chase Manhattan Bank's foreign exchange department is available, at its customary currency conversion rates and fees and subject to its customary credit and other requirements, to provide foreign exchange services to shareholders changing Funds. Access to that facility can be made through the Administrator by telephoning 1-800-499-3603.

  Fund changes may result in recognition of a taxable gain or loss. See "Taxation."

                                    TAXATION

  The following discussion is only a summary of certain tax issues that may be of interest to shareholders. All shareholders are urged to consult their tax advisers for further information concerning the tax consequences of investing in the Trust.

TAXATION OF THE TRUST

  Under Subchapter M of the Internal Revenue Code, each Fund of the Trust is to be treated as a separate corporation for U.S. Federal income tax purposes. It is intended that each Fund will qualify for each fiscal year as a "regulated investment company" under the Internal Revenue Code by complying with certain requirements of the Internal Revenue Code regarding sources of income, diversification of assets, and distribution of income to shareholders, although no assurance can be given in this regard. As regulated investment companies, the Funds will not be liable for U.S. Federal income taxes on the net investment income and capital gain distributed to shareholders in accordance with the applicable provisions of the Internal Revenue Code. Since it is intended that each Fund will distribute all of its net income and net capital gain each year, each Fund should avoid all U.S. Federal income taxes.

  Under current law, the Trust does not anticipate that interest derived by the Funds from sources outside the United States will be subject to non-U.S. withholding taxes. Under the terms of applicable United States income tax treaties. To the extent any such withholding tax does arise, it may be possible to reduce or eliminate it. If it is subject to any such withholding tax, the Trust intends to undertake the procedural steps required to claim the benefits of any such treaties. If any non-U.S. taxes are paid by a Fund and, as is expected, more than 50% in value of the Fund's total assets at the close of any taxable year consists of securities of non-U.S. banks or corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders with the consequences described under "U.S. Federal Income Taxation of U.S. Shareholders" below.

  Each Fund will determine its income in terms of its Designated Currency and, in the case of each Fund other than the U.S. Dollar Fund, will translate its net income for each year from its Designated Currency into U.S. dollars for U.S. Federal income tax purposes. Under current Treasury regulations, regulated investment companies are normally required to recognize for U.S. Federal income tax purposes income or loss attributable to changes in exchange rates between the U.S. dollar and the Fund's Designated Currency (i.e., currency gain or loss) absent a ruling to the contrary from the Internal Revenue Service. Recognition of currency gain in excess of currency loss in any given year would require the affected Fund to pay dividends in excess of its interest income in order to pay out all income as calculated for U.S. Federal income tax purposes. In reliance upon a ruling from the Internal Revenue Service, the Trust calculates the income of each Fund without recognizing currency gain or loss.

U.S. FEDERAL INCOME TAXATION OF
U.S. SHAREHOLDERS

  Dividends paid by each Fund out of its net investment income and net realized short-term capital gain, if any, are taxable to the U.S. shareholders of the Fund (i.e., a United States corporation or an individual who is a citizen or resident of the United States) as ordinary income. Dividends to corporate shareholders will not be eligible for the dividends-received deduction. To the extent that the Trust elects to declare certain dividends in October, November or December and to distribute them to the shareholders the following January, the dividends would be included in the income of the shareholders as if received in December.

  A shareholder of a Fund, other than the U.S. Dollar Fund, will recognize gain or loss on a sale or redemption of shares (or on a change of shares into shares in another Fund) in respect of any appreciation or depreciation in the U.S. dollar-value of the shares from the time the shares are acquired to the time of disposition. In general, that gain or loss will be capital gain or loss. In addition, as discussed above, it may eventually be determined that each Fund, other than the U.S. Dollar Fund, is required to recognize currency gain or loss. Recognition by a Fund of currency gain in excess of currency loss in any given year would result in the shareholders of that Fund recognizing ordinary dividend income in addition to the daily dividends that are attributable to the Fund's interest income. Any such additional dividends would increase a shareholder's basis in the shares and would affect the shareholder's calculation of capital gain or loss on disposition of the shares.

  The Trust is required by U.S. Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to a non-corporate shareholder unless the shareholder certifies on its Application Agreement that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for prior under-reporting to the Internal Revenue Service.

  Each Fund, other than the U.S. Dollar Fund, may be able to elect to pass-through to its shareholders non-U.S. taxes paid by the Portfolio but does not currently anticipate doing so. Shareholders of each Fund that so elects will be required to include in income (in addition to any dividends the shareholders receive) their proportionate shares of the amount of non-U.S. taxes paid by the Portfolio and will be entitled to claim either a credit or a deduction for their shares of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which a Fund makes such an election regarding the amount and nature of non-U.S. taxes to be included in their income. Dividends from a Fund will be considered to be from U.S. sources if an election to pass-through non-U.S. taxes is not made. If such an election is made, dividends from those Funds will be considered to be from non-U.S. sources for purposes of computing the limitation of the Federal foreign tax credit.

  Reports containing appropriate information with respect to the U.S. Federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each year.

U.S. FEDERAL INCOME TAXATION OF NON-U.S. SHAREHOLDERS

  Non-U.S. shareholders who are not engaged in a U.S. trade or business or whose distributions from a Fund are not effectively connected with the conduct of such a trade or business will be generally subject to U.S. withholding tax at the rate of 30% (or a lower rate under an applicable U.S. income tax treaty) on dividends of net investment income received from the Trust (including for this purpose any dividends deemed resulting from a Fund's election to treat non-U.S. taxes paid by it as paid by its shareholders and, if the Funds are required to recognize currency gain or loss, any dividends that a Fund, other than the U.S. Dollar Fund, declares as a consequence of recognizing currency gain in excess of currency loss for a particular year). Any gains realized from the redemption, sale or exchange of shares will generally not be subject to U.S. tax for those non-U.S. shareholders. In the case of individual shareholders who fail to furnish the Trust with certain required certifications regarding their foreign status, the Trust may be required to impose backup withholding of U.S. tax at the rate of 31% on the proceeds of redemptions and exchanges.

  If the dividends received from a Fund or gains realized upon the redemption, exchange or other taxable disposition of Fund shares are effectively connected with a U.S. trade or business of the shareholder, then all such dividends and gains will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. shareholders, although the tax may be eliminated under the terms of an applicable U.S. income tax treaty. Non- U.S. corporate shareholders may also be subject to the U.S. branch profits tax in respect of those dividends and gains.

  Non-U.S. shareholders are advised to consult their tax advisers for further information concerning the U.S. Federal and foreign tax consequences of investing in the Trust.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends for each Fund are derived from the net investment of its corresponding Portfolio, which flows from the interest that such Portfolio earns on the money market and other instruments it holds. Dividends for each Fund are derived from the net investment of its corresponding Portfolio, which flows from the interest that such Portfolio earns on the money market and other instruments it holds. Dividends on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

  Dividends will be declared daily and paid monthly with respect to shares of each Fund. Generally, investors will receive dividends on shares from (and including) the day upon which their purchase is effective to (but not including) the day upon which their redemption is effective. See "How to Buy Five Arrows Shares" and "How to Redeem Five Arrows Shares."

  Dividends from each Fund are automatically reinvested in additional shares of that Fund at net asset value.

                                  PERFORMANCE

U.S. DOLLAR FUND

  From time to time, the Trust may publish the "yield" and "effective yield" for the U.S. Dollar Fund. Both yield figures are based on historical earnings and are not intended to indicate future performance.

  The U.S. Dollar Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calcu-late yield, the Fund takes the interest income it earned from its Fund of investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of that period.

  The "effective yield" is calculated in a similar manner, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

ALL OTHER FUNDS


  From time to time, the Trust may publish the "current yield" and "total return" for the Pound Sterling, Deutsche Mark and Canadian Dollar Funds. Both calculations are based upon historical earnings and are not intended to indicate future performances.


  Current yield refers to a Fund's annualized net investment income per share over a 30-day period, expressed as a percentage of the net asset value per share at the end of the period. For purposes of calculating current yield, the amount of net investment income per share during that 30-day period, computed in accordance with regulatory requirements, is compounded by assuming that it is reinvested at a constant rate over a six-month period. An identical result is then assumed to have occurred during a second six-month period which, when added to the result of the first six months, provides an "annualized" yield for an entire one-year period. Calculations of current yield may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management."

  Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.


  To the extent consistent with applicable law, the Trust may also publish other measures of the historical investment performance of the Pound Sterling, Deutsche Mark and Canadian Dollar Funds, including 7-day yield information, calculated in the manner described above with respect to the U.S. Dollar Fund.


  Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

  Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Standard & Poor's, Morningstar, Inc. and other industry publications.

                              GENERAL INFORMATION

ORGANIZATION

  The Trust was organized as a Delaware business trust on August 13, 1996. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value of $.0001 per share. The Board of Trustees may, without shareholder approval, divide the authorized stock into an unlimited number of separate series, and the costs of doing so will be borne by the Trust. Currently, the Board of Trustees has authorized four Funds.

  Shares issued by the Funds have no preemptive, conversion or subscription rights. Shareholders of a Fund have equal and exclusive rights to dividends and distributions declared by that Fund and to the net assets of that Fund upon liquidation or dissolution, except for such differences as are attributable to differential class expenses. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect all of the Trustees. All shares when issued in accordance with the terms of this Prospectus will be fully paid and nonassessable.

  The Trust is not required to hold annual meetings of shareholders. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy or approving an investment advisory agreement.

  If less than two-thirds of the Trustees holding office have been elected by shareholders, a special meeting of shareholders of the Trust will be called to elect Trustees. Under the Trust's Master Trust Agreement and the 1940 Act, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose or by a written declaration filed with the Trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or which represent at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) Trust Business Days after receipt of such application either afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.

  The Portfolios, in which all the Investable Assets of the Funds are invested, are series of the Portfolio Trust, which is an open-end management investment company. The Portfolio Trust's Master Trust Agreement provides that the Portfolio Trust may establish and designate separate series of the Portfolio Trust. The Portfolio Trust has established four series and may establish additional series at any time. The Portfolio Trust's Master Trust Agreement also provides that the Funds and other entities investing in the Portfolios (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolios in which they invest. However, the risk of the Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolios themselves were unable to meet their obligations. Accordingly, the Trustees of the Trust, believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios. No series of the Portfolio Trust has any preference over any other series.

  Investors in other series of the Portfolio Trust will not be involved in any vote involving only Portfolios in which they do not invest. Investors of all of the series of the Portfolio Trust will, however, vote together to elect Trustees of the Portfolio Trust and for certain other matters affecting the Portfolio Trust. As provided by the 1940 Act, under certain circumstances, the shareholders of one or more series could control the outcome of these votes.


  Inquiries concerning the Funds should be made by contacting the Administrator at the address stated herein or by telephoning 1-800-499-3603.

INVESTMENT ADVISER:
Rothschild International Asset Management Limited
Five Arrows House, St. Swithin's Lane
London EC4N 8NR United Kingdom

DISTRIBUTOR:
Five Arrows Fund Distributors Inc.
3435 Stelzer Road
Columbus, OH 43219-3035

ADMINISTRATOR:
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219-3035

TRANSFER AGENT:
BISYS Fund Services, Inc.
100 First Avenue, Suite 300
Pittsburgh, PA 15222

CUSTODIAN:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

AUDITORS:
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, NY 10019-6013

COUNSEL:
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109-2881

                               TABLE OF CONTENTS

                                                  PAGE
                                                  ----
FUND (AND ALLOCATED PORTFOLIO) FEES AND
  EXPENSES......................................    2
SUMMARY.........................................    4
DESCRIPTION OF THE TRUST AND PORTFOLIO TRUST....    5
INVESTMENT OBJECTIVES...........................    5
INVESTMENT POLICIES AND RESTRICTIONS............    6
  U.S. DOLLAR PORTFOLIO.........................    6
  POUND STERLING PORTFOLIO......................    7
  DEUTSCHE MARK PORTFOLIO.......................    7
  CANADIAN DOLLAR PORTFOLIO.....................    8
  ALL PORTFOLIOS................................    8
  FUNDAMENTAL POLICIES..........................    9
SPECIAL INVESTMENT CONSIDERATIONS AND RISK
  FACTORS.......................................   10
INFORMATION CONCERNING THE MASTER-FEEDER FUND
  STRUCTURE.....................................   11
MANAGEMENT......................................   12
CALCULATION OF NET ASSET VALUE..................   15
HOW TO BUY FIVE ARROWS SHARES...................   16
HOW TO REDEEM FIVE ARROWS SHARES................   18
HOW TO CHANGE FUNDS.............................   19
TAXATION........................................   20
DIVIDENDS AND DISTRIBUTIONS.....................   22
PERFORMANCE.....................................   22
GENERAL INFORMATION.............................   23

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE TRUST'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF ANY FUND'S SHARES IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             FIVE ARROWS SHORT-TERM


                                INVESTMENT TRUST

                               FIVE ARROW SHARES
                            ROTHSCHILD INTERNATIONAL
                            ASSET MANAGEMENT LIMITED
                               INVESTMENT ADVISER
                                PROSPECTUS DATED
                               JANUARY    , 1997

     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                 SUBJECT TO COMPLETION, DATED JANUARY 23, 1997


                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST


                           FIVE ARROWS SERVICE SHARES
--------------------------------------------------------------------------------

3435 Stelzer Road
Columbus, Ohio 43219

For current performance, purchase and redemption

information, call (800) 499-3603.

--------------------------------------------------------------------------------


  Five Arrows Short-Term Investment Trust (the "Trust") is an open-end management investment company designed to offer investors a selection of four separate funds (the "Funds"): the U.S. Dollar Fund, the Pound Sterling Fund, the Deutsche Mark Fund, and the Canadian Dollar Fund.



  Each Fund seeks to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the Fund's designated currency ("Designated Currency") and, consistent with those objectives, to earn current income. Unlike other mutual funds which acquire and manage their own portfolios of securities, each Fund seeks to achieve its investment objective by investing all of its investable assets (the "Investable Assets") in a portfolio which is a series of the International Currency Fund (the "Portfolio Trust") which invests in high quality, short-term instruments denominated in the Designated Currency of the relevant Fund. See "Information Concerning the Master-Feeder Structure" on page
12. The Portfolio Trust is also an investment company which currently consists of four separate portfolios (the "Portfolios"): the U.S. Dollar Portfolio, the Pound Sterling Portfolio, the Deutsche Mark Portfolio and the Canadian Dollar Portfolio.


  The Trust seeks to maintain a constant net asset value expressed in the Designated Currency for each Fund. Accordingly, the Trust invests only in securities with short remaining maturities and generally values its securities at their amortized cost. ONLY THE U.S. DOLLAR FUND IS A "MONEY MARKET FUND" UNDER REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC"). NONE OF THE OTHER FUNDS IS A "MONEY MARKET FUND" UNDER THOSE REGULATIONS. The net asset value of a Fund's shares, when expressed in a currency other than the Fund's Designated Currency, will fluctuate, primarily in response to changes in currency exchange rates between the Fund's Designated Currency and other currencies, including other Designated Currencies.

  The Funds are designed primarily for use as a means of investing short-term cash reserves in the Funds' Designated Currencies. Investors may also consider purchasing Fund shares for a number of reasons including satisfying settlement obligations or delivering a Fund's shares as collateral for a transactional obligation in a Fund's Designated Currency. Each Fund offers two classes of shares. The shares offered by this Prospectus are the Five Arrows Service shares, which are available for purchase through certain broker-dealers and other authorized institutions ("Authorized Firms"). In addition, the Fund offers by separate Prospectus the Five Arrows shares, which are available for direct purchase in initial aggregate amounts of $500,000 or more.

  AN INVESTMENT IN THE TRUST IS NOT A BANK DEPOSIT OR AN OBLIGATION OF ROTHSCHILD INTERNATIONAL ASSET MANAGEMENT LIMITED OR ANY OF ITS AFFILIATES AND IS NEITHER GUARANTEED NOR INSURED BY THE UNITED STATES GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM OR ANY OTHER AGENCY OF THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE PER SHARE. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.

  THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FIVE ARROWS SERVICE SHARES OF THE TRUST AND EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


  A STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY   , 1997, AND AS IT MAY BE
FURTHER AMENDED FROM TIME TO TIME, WHICH PROVIDES FURTHER DISCUSSION OF CERTAIN ITEMS IN THIS PROSPECTUS AND OTHER MATTERS, HAS BEEN FILED WITH THE SEC AND IS INCORPORATED HEREIN BY REFERENCE. FOR A FREE COPY, CALL 1-800-499-3603 OR WRITE TO THE TRUST AT THE ADDRESS FOR THE TRUST'S DISTRIBUTOR LISTED HEREIN.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is          , 1997.

                FUND (AND ALLOCATED PORTFOLIO) FEES AND EXPENSES

FIVE ARROWS SERVICE SHARES

ALL FUNDS

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchases..............................................  None
Maximum sales load imposed on reinvested dividends...................................  None
Redemption fees......................................................................  None
Exchange fees........................................................................  None


                                                  ADVISORY      12B-1 FEE       OTHER          TOTAL FUND
                                                    FEES         (1)(3)        EXPENSES      EXPENSES(2)(3)
                                                -------------   ---------   --------------   --------------
ANNUAL OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS AND NET OF REIMBURSEMENTS)
U.S. Dollar...................................       .20%          .35%          .075%           .625%
Pound Sterling................................       .20%          .35%           .15%            .70%
Deutsche Mark.................................       .20%          .35%           .15%            .70%
Canadian Dollar...............................       .20%          .35%           .15%            .70%



                                                                                1 YEAR           3 YEAR
                                                                            --------------   --------------
EXPENSES PER 1,000 SHARE INVESTMENT
U.S. Dollar..............................................................           $6             $20
Pound Sterling...........................................................           L7             L22
Deutsche Mark............................................................          DM7            DM22
Canadian Dollar..........................................................          C$7            C$22


  Assuming a hypothetical investment of U.S. $1,000, L1,000, DM1,000, or C$1,000 with a 5% annual return and redemption at the end of each time period, an investor in the Trust will have paid transaction and operating expenses over the time period as indicated above.

1. The Trust's 12b-1 Plan provides for payments to the Distributor of up to .50% of the average daily net asset value of the Five Arrows Service class of each Fund. Of this total, .25% represents a service fee and any remaining amount represents a distribution fee. The Distributor has voluntarily agreed to waive a portion of these payments so that the total amount paid under the 12b-1 Plan does not exceed 0.35% (on an annual basis) of the average daily net asset value of the Five Arrows Service class of any Fund.

2. The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed (on an annual basis) a specified percentage of such class' average daily net asset value (.625% in the case of the Five Arrows Service class of the U.S. Dollar Fund and .70% in the case of the Five Arrows Service class of each other Fund). If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the applicable percentage.


3. The foregoing undertakings shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Distributor and the Investment Adviser, respectively. The Distributor and the Investment Adviser have reserved the right to terminate or revise their respective undertakings with respect to any period after December 31, 1997. To the extent 12b-1 fees are waived by the Distributor, investment management fees are reimbursed by the Investment Adviser, or expenses of a Fund are paid by the Investment Adviser, the total return to shareholders will increase. Total return to shareholder will decrease to the extent that such undertakings are no longer in effect.


  The above table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by investors in the Funds. The Trust does not charge a sales load in connection with the purchase or redemption of its shares. The percentages shown above are based on an annualized estimate of the expenses to be incurred during the current fiscal year, after expense reimbursements, and should not be considered a representation of future costs and expenses or performance. Actual costs and expenses or performance in future periods may be more or less than those shown above. For the purpose of the example, assume reinvestment of all dividends and distributions. The table does not reflect charges for optional services, such as the fee for remittance of redemption proceeds by wire. For a more complete discussion of the fees connected with an investment in the Trust and the services provided to the Trust, see "Management", "How to Buy Five Arrows Service Shares" and "How to Redeem Five Arrows Service Shares." Authorized Firms acting on behalf of their clients may impose additional fees upon an investor such as account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income.

  The Funds invest all of their Investable Assets in the Portfolios. The Trustees of the Trust believe that, over time, the aggregate per share expenses of each Fund and its corresponding Portfolio should be approximately equal to, or less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by the Portfolios.

                                    SUMMARY

  The investment objectives of each Fund are to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in the Fund's Designated Currency and, consistent with those objectives, to earn current income. A Fund's investment objectives are fundamental and may not be changed without the approval of its shareholders. Each Fund will seek to achieve its investment objectives by investing all of its Investable Assets in a Portfolio which has the same investment objectives as such Fund. There can be no assurance that the investment objectives of either the Funds or the Portfolios will be achieved. (See "Investment Objectives" and "Investment Policies and Restrictions.") An investment in shares of any of the Funds involves certain risks, as discussed below, and may not be appropriate for all investors.

  The Funds are designed primarily for use as a means of investing short-term cash reserves in the Funds' Designated Currencies. Investors may also consider purchasing Fund shares for a number of reasons including satisfying settlement obligations or delivering a Fund's shares as collateral for a transactional obligation in a Fund's Designated Currency.

  Rothschild International Asset Management Limited (the "Investment Adviser") manages the Portfolio Trust's Portfolios and receives an advisory fee from each Portfolio calculated daily and payable monthly at an annual rate of up to .20% of average daily net assets of such Portfolio.

  BISYS Fund Services Limited Partnership (the "Administrator") acts as the administrator of the Trust and Portfolio Trust. Its affiliates, Five Arrows Fund Distributors Inc. (the "Distributor") and BISYS Fund Services, Inc. (the "Transfer Agent"), act as the distributor and transfer/dividend disbursing agent of the Trust, respectively, and The Chase Manhattan Bank acts as custodian (the "Custodian") of the Trust and the Portfolio Trust. See "Management."

  The Trust and Portfolio Trust bear all operating costs not agreed to be borne by the Investment Adviser, the Distributor, the Administrator, the Transfer Agent or the Custodian including, without limitation, legal and auditing fees and expenses, expenses of investor reports to be provided to existing shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses. The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed a specified percentage of such class' average daily net asset value (.625% in the case of the Five Arrows Service class of the U.S. Dollar Fund and .70% in the case of the Five Arrows Service class of each other Fund). If this reimbursement is not sufficient to cause total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expense from exceeding the applicable percentage. The foregoing undertaking shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Investment Adviser. The Investment Adviser has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.

  Five Arrows Service shares will be issued at the net asset value next determined after receipt by the Trust of an order in proper form and acceptance of that order by the Trust. The Trust reserves the right to take appropriate action in the event that Disbursable Funds (as defined below) for the purchase price for the shares being issued are not received on a timely basis. Disbursable Funds may only be received by the Trust during the operating times for the wire transmission systems designated for use in transmitting money to the Funds. The Trust has adopted a Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which provides for the payment to the Distributor of up to .50% of the average daily net asset value of the Five Arrows Service class of each Fund in order to finance distribution and shareholder servicing activities. The Distributor has voluntarily agreed to waive such portion of such payments as is necessary to cause the annualized 12b-1 fee not to exceed 0.35% of the average daily net asset value of the Five Arrows Service class of any Fund. This undertaking shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.

  The Trust seeks to maintain a constant net asset value per share for each Fund, although no assurances can be given that those per share values will be maintained. Shares of a Fund may be redeemed by the shareholder from the Trust at their next-determined net asset value. Each Fund is open for business on any day on which the New York Stock Exchange (the "Exchange") is open for trading or banks in New York City are open for business (a "Trust Business Day") from 9:00 a.m. to 5:00 p.m. U.S. Eastern Time ("Trust Hours of Operation"). Thus, the Trust will be open for business every day except for Saturdays, Sundays and holidays which are observed by both the Exchange and New York City banks (scheduled holidays for 1997 are New Year's Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). The value of the investments held by each Fund is determined in its Designated Currency once every 24 hours during Trust Hours of Operation. See "Calculation of Net Asset Value" and "How to Redeem Five Arrows Service Shares."

  Dividends of each Fund's net investment income are declared once a day and paid monthly. Net capital gains, if any, realized by a Fund will be distributed annually. Dividends paid by a Fund will be automatically reinvested in additional shares of the Fund. See "Dividends and Distributions" and "Taxation."

  DESCRIPTION OF THE TRUST AND PORTFOLIO TRUST: The Trust is a newly-formed open-end management investment company, registered under the 1940 Act. Under the terms of the Master Trust Agreement establishing the Trust, which is governed by the laws of Delaware, the Trustees of the Trust are ultimately responsible for the management of the Funds' business and affairs. The Trust is currently authorized to offer four individual Funds, each of which represents a separate series of the Trust's shares of beneficial interest. The Trust's Board of Trustees is empowered to establish additional Funds at any time without shareholder approval. The Trustees have authorized shares of the Fund to be issued in two classes: Five Arrows and Five Arrows Service. Because expenses will vary between the classes, performance will vary with respect to each class. Except for differences related to such differential expenses, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of such Fund. Each share is fully paid and nonassessable.

  Each Portfolio is a newly-formed separate investment series of the Portfolio Trust, a newly-formed business trust organized under the laws of the State of Delaware, and intends to be treated as a partnership for federal tax purposes. Under the terms of the Portfolio Trust's Master Trust Agreement, the affairs of the Portfolios are managed under the supervision of the Trustees of the Portfolio Trust.

  The net asset value of a Fund's shares, when expressed in any currency other than the Fund's Designated Currency, will fluctuate in response to changes in the exchange rates between the Fund's Designated Currency and other currencies, including the Designated Currencies of other Funds.

  INVESTMENT OBJECTIVES: The investment objectives of each Fund are to seek to maintain a high level of liquidity, preserve capital and stability of principal expressed in the Fund's Designated Currency and, consistent with those objectives, to earn current income. A Fund's investment objectives are fundamental and may not be changed without the approval of its shareholders.

  Each Fund will seek to achieve its investment objectives by investing all of its Investable Assets in a Portfolio which has the same investment objectives as such Fund. The investment objectives of the Portfolios are not fundamental and may be changed upon notice to, but without the approval of, the Portfolios' investors. There can be no assurance that the investment objectives of either the Funds or the Portfolios will be achieved.

  Since the investment characteristics of the Funds will correspond directly to those of the Portfolio, the following is a discussion of the various investments and investment policies of the Portfolios. Except as otherwise provided below, the Funds' investment policies are not "fundamental policies" within the meaning of the 1940 Act and may, therefore, be changed by the Trust's Board of Trustees without a shareholder vote.

                      INVESTMENT POLICIES AND RESTRICTIONS

U.S. DOLLAR PORTFOLIO

  The U.S. Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in U.S. Dollars and, consistent with those objectives, to earn current income. The U.S. Dollar Portfolio will invest in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities or by foreign governments or Supranational Organizations (such as the World Bank, the Inter-American Development Bank, the Asian Development Bank and the European Bank for Reconstruction and Development) as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

  The U.S. Dollar Portfolio invests only in U.S. dollar-denominated high quality securities as described in this paragraph. All of the U.S. Dollar Portfolio's assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act, which have been (i) rated by at least two United States nationally recognized statistical rating organizations ("NRSRO"s), such as Standard & Poor's Corporation or Moody's Investors Service, Inc., in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities. See the Statement of Additional Information.

  All securities in which the U.S. Dollar Portfolio invests have remaining maturities of thirteen months or less at the date of acquisition. The U.S. Dollar Portfolio also maintains a dollar-weighted average portfolio maturity of 90 days or less. The U.S. Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of $1.00 per share, although there is no assurance it can do so on a continuing basis.

  The U.S. Dollar Portfolio may invest in U.S. dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of thirteen months or less. These investments may include, for example, obligations issued by foreign corporations and foreign counterparts of U.S. corporations, Eurodollar bonds (which are U.S. dollar-denominated obligations of foreign issuers), and Yankee bonds (which are U.S. dollar-denominated bonds issued by foreign issuers in the U.S.). Under normal market conditions, the U.S. Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors--Concentration in Obligations of Qualifying Banks." For further information concerning debt securities ratings and permissible money market investments of the U.S. Dollar Portfolio, see the Statement of Additional Information.

  Securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities in which the U.S. Dollar Portfolio may invest include direct obligations of the U.S. Treasury, including bills, bonds and notes; and obligations issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities and supported by any of (i) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association participation certificates); (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of the Farmers Home Administration); (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association); or (iv) the credit of the agency or instrumentality (e.g., securities of a Federal Home Loan
Bank).

POUND STERLING PORTFOLIO

  The Pound Sterling Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Pounds Sterling and, consistent with those objectives, to earn current income. The Pound Sterling Portfolio will invest in securities issued or guaranteed as to principal and interest by the United Kingdom ("U.K.") Government, local authorities, city corporations and county councils or their agencies or by non-U.K. governments or Supranational Organizations as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper.

  The Pound Sterling Portfolio invests only in Pound Sterling-denominated high quality securities as described in this paragraph. The Pound Sterling Portfolio assets will consist of government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.

  All securities in which the Pound Sterling Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Pound Sterling Portfolio follows these policies in seeking to maintain a constant net asset value of L1.00 per share, although there is no assurance it can do so on a continuing basis.

  The Pound Sterling Portfolio may invest in Pound Sterling-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Pound Sterling Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors--Concentration in Obligations of Qualifying Banks."

DEUTSCHE MARK PORTFOLIO

  The Deutsche Mark Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Deutsche Marks and, consistent with those objectives, to earn current income. The Deutsche Mark Portfolio will invest in securities issued or guaranteed as to principal and interest by the German Government, by its sub-divisions or their agencies or by non-German governments or Supranational Organizations, as well as high-quality, short-term money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper.

  The Deutsche Mark Portfolio invests only in Deutsche Mark-denominated high quality securities as described in this paragraph. The Deutsche Mark Portfolio's assets will consist of government securities and other securities, which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category, or (iii) if unrated, determined to be comparable to such securities.

  All securities in which the Deutsche Mark Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Deutsche Mark Portfolio follows these policies in seeking to maintain a constant net asset value of DM1.00 per share, although there is no assurance it can do so on a continuing basis.

  The Deutsche Mark Portfolio may invest in Deutsche Mark-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Deutsche Mark Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors--Concentration in Obligations of Qualifying Banks."

CANADIAN DOLLAR PORTFOLIO

  The Canadian Dollar Portfolio's investment objective is to seek to maintain a high level of liquidity, to preserve capital and stability of principal expressed in Canadian Dollars and, consistent with those objectives, to earn current income. The Canadian Dollar Portfolio will invest in securities issued or guaranteed as to principal and interest by the Canadian Government, the Provinces of Canada, or their agencies or by non-Canadian governments or Supranational Organizations as well as high-quality, short-term money market instruments such as bank certificates of deposit and such short-term corporate debt securities as commercial paper and master demand notes.

  The Canadian Dollar Portfolio invests only in Canadian Dollar-denominated high-quality securities as described in this paragraph. The Canadian Dollar Portfolio's assets will consist of government securities and other securities which have been (i) rated by at least two NRSROs in the highest rating category for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in the highest rating category by an NRSRO, or (iii) if not rated by an NRSRO, determined to be comparable to such securities. Presently many high quality Canadian Dollar-denominated securities are rated only by one or more Canadian rating organizations, rather than by the U.S. rating organizations which qualify as NRSROs. Accordingly, the Adviser anticipates that many of the securities held by the Canadian Dollar Portfolio will be securities which are not rated by an NRSRO but are determined to be comparable to high quality NRSRO-rated securities. In making this determination the Adviser may rely upon ratings given by one or more Canadian rating organizations. For further information concerning the ratings given by Canadian rating organizations, see the Statement of Additional Information.

  All securities in which the Canadian Dollar Portfolio invests have remaining maturities of 60 days or less at the date of acquisition. The Canadian Dollar Portfolio follows these policies in seeking to maintain a constant net asset value of C$1.00 per share, although there is no assurance it can do so on a continuing basis.

  The Canadian Dollar Portfolio may invest in Canadian Dollar-denominated high quality corporate debt securities such as commercial paper and bonds and long-term unsecured debentures with remaining maturities of 60 days or less. Under normal market conditions, the Canadian Dollar Portfolio will have more than 25% of its total assets invested in the obligations of issuers in the banking industry. See "Special Investment Considerations and Risk Factors--Concentration in Obligations of Qualifying Banks."

ALL PORTFOLIOS

  In seeking to obtain its investment objectives, each Portfolio may invest in the types of securities described below.

VARIABLE AND FLOATING RATE NOTES

  Each Portfolio may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes, which are instruments under which the indebtedness, as well as the interest rate, varies. In addition, these securities must be rated in the highest short-term rating category by an NRSRO. Unless guaranteed by the U.S. Government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by the U.S. Dollar Portfolio must permit such Portfolio to demand payment of the instrument's principal at least once every thirteen months. Variable or floating rate instruments purchased by each of the other Portfolios must permit such Portfolio to demand payment of the instrument's principal at least once every 60 days. Because of the absence of a market in which to resell a variable or floating rate instrument, a Portfolio might have trouble selling an instrument should the issuer default or during periods when a Portfolio is not permitted by agreement to demand payment of the instrument, and for this or other reasons a loss could occur with respect to the instrument.

REPURCHASE AGREEMENTS

  Each Portfolio may invest in repurchase agreements. A repurchase agreement arises when an investor purchases a security and simultaneously agrees to resell it to the counterparty on the repurchase agreement at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon rate which is effective for the period of time the investor's money is invested in the security and which is not related to the coupon rate on the purchased security. By providing a flexible investment vehicle, repurchase agreements permit the Portfolios to remain fully invested pending the purchase of appropriate longer-term investments.

  The Portfolios will enter into repurchase agreements only with financial institutions rated by an NRSRO in the highest rating category for short-term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Default or bankruptcy of the seller would, however, expose the Portfolios to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations.

WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued debt securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the relevant Portfolio's investment objective and not for leverage. The when-issued trading period generally lasts only from a few days up to a month or more; during this period interest will not accrue. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Custodian will establish a segregated account for a Portfolio when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments.

ILLIQUID SECURITIES

  Each Portfolio may invest up to 10% of its net assets in illiquid securities (i.e. securities which a Portfolio could not reasonably expect to sell within seven days at approximately the price at which they are valued). Under the supervision of the Portfolio Trust's Board of Trustees the Investment Adviser will determine the liquidity of each investment using various factors such as
(1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer. If they have a remaining maturity of more than seven days, time deposits and repurchase agreements will be considered to be illiquid securities.

FUNDAMENTAL POLICIES

  Each of the Funds and the Portfolios have adopted certain fundamental policies which may not be changed without the approval of that Fund's shareholders or that Portfolios' investors, as the case may be.

  The Funds have the same investment restrictions as the Portfolios, except that each Fund may invest all of its Investable Assets in an open-end management investment company with substantially the same investment objectives as that Fund. Therefore, references below to the Portfolios' investment restrictions also include the Funds' investment restrictions. In addition, as a fundamental policy, no Portfolio may: (i) borrow money, except from the Portfolio Trust's Custodian or from other banks in connection with redemptions or for temporary or emergency purposes (borrowings by a Portfolio may not exceed 20% of that Portfolio's net assets computed immediately after the borrowing; no addi-tional investments may be made while any borrowings exceed 5% of the Portfolio's total assets), or (ii) make any investment which would cause more than 25% of the value of such Portfolio's total assets to be invested in securities of nongovernmental issuers principally engaged in any one industry, except that under normal market conditions each Portfolio will invest more than 25% of its total assets in obligations of Qualifying Banks (as defined herein). Additional fundamental policies of the Portfolios are set forth in the Statement of Additional Information.

  If a percentage restriction, including one that is a fundamental policy, is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

                       SPECIAL INVESTMENT CONSIDERATIONS
                                AND RISK FACTORS

POSSIBLE CHANGES IN NET ASSET VALUE AND YIELD

  Each Portfolio seeks to maintain a constant net asset value and generally values its investments at amortized cost. However, the value of each Portfolio may be affected by changes in interest rates and the credit standing of issuers of the Portfolios' investments. The value of the investments held by each of the Portfolios in which the Funds invest generally will vary inversely with changes in prevailing interest rates, although this variance is expected to be minimal due to the short maturities of the instruments held by the Portfolios.

  Interest rates paid on instruments denominated in a given Designated Currency may be higher or lower than those paid on instruments denominated in other Designated Currencies. Investors should recognize that in periods of declining short-term interest rates the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such Portfolio's portfolio, thereby reducing the current yield of the Portfolio. In the periods of rising interest rates, the opposite can be true. The securities in which the Portfolios invest may not produce as high a level of income as could be obtained from securities with longer maturities or those having a lesser degree of safety.

INVESTMENTS IN A SINGLE ISSUER

  Each Portfolio other than the U.S. Dollar Portfolio is non-diversified under the 1940 Act. These Portfolios intend to comply, however, with the diversification requirements applicable to regulated investment companies under the United States Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Currently, those requirements provide that, as of the last day of each fiscal quarter, each Portfolio's investments in the securities of any one issuer must be limited to 25% of its total assets, provided that with respect to at least 50% of its total assets, a Portfolio may not have invested more than (a) 5% of its total assets in the securities of any one issuer or (b) 10% of the outstanding voting securities of any one issuer. To the extent a Portfolio is not diversified under the 1940 Act, it may be more susceptible than a fully diversified Portfolio to adverse developments affecting a single issuer.

  In addition to the foregoing, each of the Portfolios has adopted a non-fundamental investment restriction which prevents it from investing (i) more than 5% of the value of its total assets in the securities of any one issuer (other than repurchase agreements and securities issued by a sovereign government, its agencies and instrumentalities), (ii) more than 25% of the value of its total assets in repurchase agreements with one counterparty or (iii) more than 25% of the value of its total assets in securities issued by any sovereign government, its agencies and instrumentalities (other than the federal government of the United States). Securities held solely as collateral for outstanding repurchase agreements shall be excluded for purposes of computing compliance with restriction (iii). These restrictions may be eliminated or modified at any time by the Trustees of the Portfolio Trust without a shareholder vote.

CONCENTRATION IN OBLIGATIONS OF QUALIFYING BANKS

  Under normal market conditions, each Portfolio will have more than 25% of its total assets invested in obligations of Qualifying Banks. For the purposes of this Prospectus, Qualifying Banks are defined as U.S. banks (including savings banks or savings and loan associations) that are members of the Federal Deposit Insurance Corporation ("FDIC") and "foreign banks," as defined in Rule 3a-6 under the 1940 Act, provided that any such institution has, at the date of investment, capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of U.S. $100,000,000 or the non-U.S. dollar equivalent, as the case may be. This concentration may result in increased exposure to risks pertaining to the banking industry. These risks include: a sustained increase in interest rates, which can adversely affect the availability and cost of funds for a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; national and local regulatory developments; and competition within the banking industry as well as from other financial institutions. In addition, investments in banks located in foreign countries are subject to risks resulting from the combination in those banks of banking and securities underwriting and similar activities.

INVESTMENTS IN FOREIGN SECURITIES

  Investing in securities issued by entities domiciled in a country other than an investor's country of residence or denominated in a currency other than the currency of the investor's country of residence may involve considerations and possible risks and opportunities not typically encountered by the investor in making investments in its country of residence and in securities denominated in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates and exchange control regulations, and the costs that may be incurred in connection with conversions between various currencies. In addition, investments in countries other than the United States could be affected by other factors generally not thought by investors to be present in the United States, including less liquid and efficient securities markets, greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, restrictions on the expatriation of funds or other assets of a Portfolio, expropriation of assets, adverse diplomatic developments, higher transaction and custody costs, delays attendant in settlement procedures and difficulties in enforcing contractual obligations.

                           INFORMATION CONCERNING THE
                          MASTER-FEEDER FUND STRUCTURE

  Each of the Funds seeks to achieve its investment objectives by investing all of its Investable Assets in the Portfolio which has the same investment objectives as such Fund and invests solely in assets denominated in that Fund's Designated Currency. These Portfolios in turn invest in securities that are consistent with those objectives. In addition to selling beneficial interests to the Funds, the Portfolios may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolios on the same terms and conditions and will pay a proportionate share of the Portfolios' expenses. However, the other investors investing in the Portfolios are not required to sell their shares at the same public offering price as the Funds due to the imposition of sales commissions and variations in other operating expenses. Therefore, investors in the Funds should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from the Administrator by calling 1-800-499-3603.

  Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds investing in that Portfolio may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds that have large institutional investors). Additionally, because the Portfolio would have fewer assets in such a case, it may become less diversified, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in such a Portfolio could have effective voting control of the operations of that Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolios (other than a vote by the Funds to continue operations of the Portfolios upon the withdrawal of another investor in the Portfolios), the Trust will hold a meeting of shareholders of the Funds and will cast all of its votes in the same proportion as the votes of the Funds' shareholders. The percentage of the Trust's votes representing Funds shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the shareholders of the Funds who do, in fact, vote. Shareholders of the Funds who do not vote will not affect the Trust's votes at the Portfolios' meetings.

  A Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of that Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including investing all the Investable Assets of that Fund in another pooled investment entity having the same investment objectives as the Fund or retaining Rothschild International Asset Management Limited or another investment adviser to manage the Fund's assets directly in accordance with the investment policies described above with respect to the relevant Portfolio. Any such withdrawal could result in distributions to such Fund from the Portfolio "in kind" of portfolio securities (as opposed to a cash distribution) to the extent permitted by the 1940 Act, or rules adopted thereunder. If securities are distributed, such Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of that Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

  The Funds' investment objectives are fundamental policies and may not be changed without the approval of the Funds' shareholders. The investment objectives of the Portfolios are not fundamental policies and may be changed without the approval of the investors in the Portfolio. Shareholders of a Fund will receive 30 days prior written notice with respect to any change in the investment objective of its corresponding Portfolio. See "Investment Objective" and "Investment Policies and Restrictions" for a description of the fundamental policies of the Portfolios that cannot be changed without approval of the "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolios.

  For descriptions of the investment objectives, policies and restrictions of the Portfolios, see "Investment Objectives" and "Investment Policies and Restrictions." For descriptions of the management of the Portfolios, see "Management" herein and in the Statement of Additional Information. For descriptions of the expenses of the Portfolios, see "Management" herein.

                                   MANAGEMENT

  Each Fund is a separate series of the Trust, a Delaware business trust under the terms of the Agreement and Declaration of Trust establishing the Trust, which is governed by the laws of Delaware. The Trustees of the Trust are ultimately responsible for the management of its business and affairs.

  Each Portfolio is a separate investment series of the Portfolio Trust, which is also a Delaware business trust under the terms of the Agreement and Declaration of Trust establishing the Portfolio Trust, which is governed by the laws of Delaware. Under the terms of the Portfolio Trust's Declaration of Trust, the affairs of the Portfolio are managed under the supervision of the Trustees of the Portfolio Trust.

  The Boards of Trustees of the Portfolio Trust and the Trust establish their respective policies and supervise and review the operations and management of the Portfolio Trust and the Trust, respectively. The day-to-day operations of the Portfolio Trust and the Trust are administered by officers elected by their respective Board of Trustees.

  A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and of the Portfolio Trust, up to and including creating separate Boards of Trustees. See "Management of the Trust and Portfolio Trust" in the Statement of Additional Information for more information about the Trustees and officers of the Trust and the Portfolio Trust.

INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT


  The Investment Adviser serves pursuant to an Investment Advisory Agreement with the Portfolio Trust. The Investment Adviser is a British corporation that was formed in 1975 and is registered under the U.S. Investment Advisers Act of 1940, as amended. It is an indirect subsidiary of Rothschild Concordia AG of Zug, Switzerland, a holding company whose subsidiaries manage approximately $28.5 billion of assets, spread across equities, bonds and currencies.


  The Investment Adviser, subject to the supervision and direction of the Portfolio Trust's Board of Trustees, professionally manages each Portfolio in accordance with such Portfolio's investment objectives and policies and makes all investment decisions for those Portfolios. In consideration of these services, the Portfolio Trust has agreed to pay the Investment Adviser monthly an annual advisory fee with respect to each Portfolio. The advisory fee for each Portfolio is calculated daily and payable monthly at an annual rate of up to
 .20% of average daily net assets.

  The Investment Adviser and the Administrator may, at their own expense, provide compensation to certain financial institutions whose customers purchase significant amounts of shares of a Fund. The amount of such compensation may be made on a one-time and/or periodic basis, and may be up to 100% of the annual fees that are earned by the Investment Adviser or the Administrator (after adjustments) and are attributable to shares held by such customers. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from assets of the Investment Adviser and the Administrator or their affiliates.

  The portfolio manager for all of the Portfolios is Thomas Barman, who has been employed by the Investment Adviser as its Director for Currency Management since November 1994. He has been primarily responsible for the day-to-day management of the Portfolios' portfolios since their commencement of operations. He has over 25 years experience in fund management. From March 1993 to August 1994, Mr. Barman was a portfolio manager for Glaxo (Bermuda) Limited. From April 1991 to February 1993, he was a portfolio manager for the U.S. Office of Caisse des Depots et Consignations. Prior to that time, he served as Foreign Exchange Officer at the Federal Reserve Bank of New York and was head of U.S. Treasury investments at Credit Suisse (New York).

  Prior to the Trust's commencement of operations, the Investment Adviser and Mr. Barman had not had previous experience managing a mutual fund registered under the 1940 Act. However, they have had substantial experience managing publicly offered European mutual funds.

  The Investment Adviser has a Code of Ethics governing personal securities transactions of certain of its employees. See the Statement of Additional Information.

DISTRIBUTOR

  The Distributor is an affiliate of the Administrator. Mutual funds structured like the Funds sell shares on a continuous basis. The Funds' shares are sold through the Distributor. Certain officers of the Trust are also officers and/or directors of the Distributor.

ADMINISTRATOR

  The Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., is responsible for coordinating the Funds' efforts and generally assuring the operation of the Funds' business. It has been providing services to mutual funds since 1987.

  The Administrator provides a wide range of services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating and providing for the calculation of net asset values of Fund shares, dividends and capital gains distributions to shareholders, and performing other administrative functions necessary for the smooth operation of the Funds.

  The Administrator provides the Portfolio Trust with office space and with certain clerical services and facilities.

  The Administrator is entitled to an administration fee calculated daily and payable monthly at an annual rate of .05% of the average daily net assets of all of the Funds and .05% of the average daily net assets of all of the Portfolios. The Administrator serves as such for an initial two year term (with subsequent annual, renewable terms) pursuant to administration agreements with the Trust and the Portfolio Trust. Those agreements provide that the Administrator shall receive payment in full of its fee for the remainder of the relevant term if the Administrator is terminated without cause prior to the end of such term. The Administrator or its affiliates may also act as Authorized Firms (as defined below).

12b-1 PLAN

  The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "12b-1 Plan") in accordance with the regulations promulgated under the 1940 Act. The 12b-1 Plan provides that each Fund will make payments to the Distributor equal to .50% (on an annual basis) of the average daily value of the net assets of such Fund's Five Arrows Service class of shares (the "12b-1" fee). The 12b-1 fee has two components: a service fee and a distribution fee. The 12b-1 Plan provides that each of these components will be paid at an annual rate of 0.25% of the average daily value of the net assets of such Fund's Five Arrows Service class of shares. The Distributor has voluntarily agreed to waive a portion of the distribution fee component in order to limit payments of the 12b-1 fee to 0.35% (on an annual basis) of the average daily net asset value of the Five Arrows Service class of any Fund. This waiver shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.

  Some or all of the service fees are used to compensate Authorized Firms for providing account administration services to their clients who are beneficial owners of such shares. One or more affiliates of the Investment Adviser and the Administrator may act as Authorized Firms. The Distributor will enter into agreements with Authorized Firms which purchase Five Arrows Service shares on behalf of their clients ("Service Agreements"). The Service Agreements will provide for compensation to the Authorized Firms in an amount up to .25% (on an annual basis) of the average daily net assets of the Five Arrows Service shares of the applicable Fund attributable to or held in the name of the Authorized Firm for its clients.

  The services provided by the Authorized Firms may include, among other things, receiving, aggregating and processing shareholder or beneficial owner (collectively "shareholder") orders; furnishing shareholder subaccounting; providing and maintaining retirement plan records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing various shareholder reports and confirmations for trans-actions by shareholders; any service fees received by the distributor and not allocated to authorized firms may be retained by the distributor in consideration of its own role in servicing shareholder accounts.

  Authorized Firms that have sold Five Arrows Service shares are eligible for further compensation commencing as of the time of such sale. It is the Distributor's current policy to pay a trailer commission to Authorized Firms in an amount equal to .10% (on an annual basis) of the average daily net assets of the Five Arrows Service shares of the applicable Fund attributable to or held in the name of the Authorized Firm for its clients. This trailer commission arrangement may be terminated or revised by the Distributor at any time. Any distribution fee received by the Distributor and not allocated to Authorized Firms may be applied by the Distributor in connection with sales or marketing efforts (e.g. for advertising costs, the cost of printing and mailing prospectuses and reports to potential investors) or retained by the Distributor in consideration of its own role in marketing Five Arrows Service Shares.

  Holders of Five Arrows Service shares of a Fund will bear all fees paid under the 12b-1 Plan with respect to such shares as well as any other expenses which are directly attributable to such shares.

TRANSFER AND DIVIDEND DISBURSING AGENT

  Under its agreement with the Trust, BISYS Fund Services, Inc., as Transfer Agent, provides customary transfer and dividend disbursing agent services, including processing purchase, redemption and transfer transactions, responding to shareholder inquiries, automatically investing dividends in Fund shares, transmitting dividends to shareholders, assisting shareholders in changing account designations and addresses and transmitting to shareholders proxy statements, annual reports, prospectuses and other Trust communications. The Transfer Agent serves as such for an initial two year term (with subsequent annual, renewable terms) pursuant to a transfer agency agreement with the Trust. That agreement provides that the Transfer Agent shall receive payment in full of its fee for the remainder of the relevant term if the Transfer Agent is terminated without cause prior to the end of such term. The Transfer Agent may sub-contract any of its duties to another person, including its affiliates. See "How to Buy Five Arrows Service Shares" and "How to Change Funds."

  Pursuant to a separate agreement, BISYS Fund Services, Inc. also provides fund accounting services to the Trust. As fund accountant, BISYS Fund Services, Inc. serves for an initial two year term (with subsequent annual, renewable terms). That agreement provides that the fund accountant shall receive payment in full of its fee for the remainder of the relevant term if the fund accountant is terminated without cause prior to the end of such term.

CUSTODIAN

  The Chase Manhattan Bank is the custodian of the Trust and Portfolio Trust (the "Custodian") and, in that capacity, maintains custody of the Trust's and Portfolio Trust's assets, including those located outside the United States.

EXPENSES

  All expenses incurred in the operation of a Fund or a Portfolio are borne by such Fund or Portfolio except to the extent specifically assumed by the Investment Adviser, the Distributor, the Administrator, the Custodian, or the Transfer Agent. Subject to the undertaking of the Investment Adviser to reimburse the Funds or Portfolios, as the case may be, for certain of their excess expenses, the Funds or Portfolios, as the case may be, have confirmed their obligation to pay all their other respective expenses, including: taxes, brokerage fees and commissions; certain insurance premiums; auditing, legal and compliance expenses; costs of forming the Trust and Portfolio Trust and maintaining corporate existence; costs of fund accounting; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to shareholders; compensation of Trustees of the Trust or Portfolio Trust who are not employees of the Distributor or Administrator or their affiliates and costs of other personnel performing services for the Trust or Portfolio Trust; costs of corporate meetings; registration fees and related expenses for the Trust's registration with the SEC and the securities regulatory authorities of other jurisdictions in which the Funds' shares are sold; state securities law registration fees and related expenses and other required registrations and related publication fees; fees payable to the Investment Adviser under the Investment Advisory Agreement; fees payable to the Administrator, Transfer Agent and Custodian and all fees paid by the Trust pursuant to the 12b-1 Plan.

  The Investment Adviser has voluntarily agreed to reimburse such portion of its advisory fee as is necessary to cause the annualized total expenses of each class of a Fund not to exceed a specified percentage of such class' average daily net asset value (.625% in the case of the Five Arrows Service class of the U.S. Dollar Fund and .70% in the case of the Five Arrows Service class of each other Fund). If this reimbursement is not sufficient to cause the total expenses of any Fund not to exceed the applicable percentage of average daily net asset value, the Investment Adviser has agreed to pay such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the applicable percentage. The foregoing undertaking shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Investment Adviser. The Investment Adviser has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.

  The Investment Adviser, the Distributor, the Administrator, the Transfer Agent and the Custodian may also from time to time otherwise voluntarily waive their respective fees. No fee waivers may be recouped beyond the end of any fiscal year.

                         CALCULATION OF NET ASSET VALUE

  The net asset value per share of each Fund, expressed in the relevant Fund's Designated Currency, is determined by dividing the value of the Fund's net assets (i.e., the value of its investment in its corresponding Portfolio and other assets, including accrued but undistributed net investment income, less liabilities) by the total number of shares of the Fund outstanding. Such net asset values are determined once every Trust Business Day at 11:00 a.m. U.S. Eastern Time for the U.S. Dollar and Canadian Dollar Funds and 9:00 a.m. U.S. Eastern Time for the Pound Sterling Fund and 10:00 a.m. Eastern Time for the Deutschemark Fund.

  By investing all of their assets in the relevant Portfolio, each Fund seeks to maintain the following constant net asset value per share:

  U.S. Dollar Fund...........     U.S.$1.00
  Pound Sterling Fund........         L1.00
  Deutsche Mark Fund.........        DM1.00
  Canadian Dollar Fund.......        C$1.00

  It is anticipated that each Portfolio's assets will utilize the amortized cost method of valuation as a reasonable means of approximating each Portfolio's market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization or accretion to maturity of any premium or discount. If at any time, however, the market value of any Portfolio's total assets deviates more than 1/2 of 1% from their value determined on an amortized cost basis, the Portfolio Trust's Board of Trustees will consider whether any action should be initiated to prevent any adverse effects on the Portfolios' shareholders. The Portfolio Trust's Board of Trustees will monitor the use of the amortized cost method of valuation in order to ensure that this method continues to be in the best interest of the Portfolios' shareholders. There may be periods during which the stated value of an instrument determined under the amortized cost method of valuation is higher or lower than the price the Portfolio would receive if the instrument were sold, and the accuracy of amortized cost valuation can be affected by changes in interest rates and the credit standing of issuers of the Portfolio's investments. There is no assurance that the Portfolios will maintain a stable net asset value per share.

  If in the view of the Portfolio Trust's Board of Trustees it is inadvisable to continue maintaining a constant net asset value for any Portfolio, the Board of Trustees may discontinue using the amortized cost method of valuation for such Portfolio. Shareholders of a Portfolio would be notified of a decision by the Board of Trustees to discontinue the use of the amortized cost method with respect to such Portfolio. The form of notification would depend on the context of such a decision and could include, for example, the mailing of written notifications and/or the issuance of a press release.

                             HOW TO BUY FIVE ARROWS
                                 SERVICE SHARES

  Shares of the Funds are sold on a continuous basis by the Distributor. Clients of an Authorized Firm may only purchase Five Arrows Service shares through their accounts at such Authorized Firm and should contact such Authorized Firm directly for appropriate purchase instructions. When Five Arrows Service shares are purchased through such Authorized Firms, an account fee may be charged by those Authorized Firms for providing services in connection with an Investor's investment which are not related to the services provided under the 12b-1 Plan. These fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Information concerning these services and any charges should be obtained from these Authorized Firms before a client authorizes the purchase of Fund shares, and this Prospectus should be read in conjunction with any information so obtained.

  As set forth above, Five Arrows Service shares of the Funds are offered exclusively through participating Authorized Firms. All inquiries of beneficial owners of Five Arrows Service shares should be directed to the Authorized Firm from which such Five Arrows Service shares were purchased.

  Purchases of Five Arrows Service shares of any of the Funds will be processed in accordance with the procedures set forth below, at the net asset value per share of the relevant Fund next determined after the purchase order is duly received. No sales charge is imposed at the time of purchase or redemption. However, as further described below, shareholders will bear an annual 12b-1 fee.

  Because of the costs associated with the 12b-1 Plan, the dividends of the Five Arrows Service shares of each Fund will be lower than the dividends of the Five Arrows shares of that Fund.

  Purchases of shares of a Fund will be effected on Trust Business Days in accordance with the procedures set forth below and only when the wire system designated for use in transmitting money to the relevant Fund permits the timely transmission of funds that are immediately available to the Trust for investment purposes ("Disbursable Funds"). Additionally, on days when the New York Stock Exchange and/or the Trust's Custodian or Distributor close early due to a partial holiday or otherwise, the Trust reserves the right to advance the times at which purchase and redemption orders must be received. Prospective or current Five Arrows Service shareholders must transmit purchase orders through their Authorized Firm.

  - Purchase orders for shares of the U.S. Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next New York Banking Day (as defined below) if such Trust Business Day is not a New York Banking Day).

  - Purchase orders for shares of the Canadian Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next Toronto Banking Day (as defined below) if such Trust Business Day is not a Toronto Banking Day).

  - Purchase orders for shares of the Pound Sterling Fund received prior to 5 p.m. U.S. Eastern Time on a Trust Business Day will settle on the following London Banking Day (as defined below).

  - Purchase orders for shares of the Deutsche Mark Fund received prior to 10 a.m. U.S. Eastern Time on a Trust Business Day will settle on the following Frankfurt Banking Day

    (as defined below), provided however that if such a Trust Business Day is not a Frankfurt Banking Day, the purchase order will settle on the second following Frankfurt Banking Day.

  If a purchase order is not received by the Trust prior to the applicable time listed above, such purchase order shall be deemed to have been received on the next following Trust Business Day. Before placing a purchase order investors should acquaint themselves with the minimum amounts and other requirements for using the relevant wire system for the transfer of Disbursable Funds, and should ascertain whether the financial institution from which the purchase payment is being sent, has access to the appropriate system. It is essential that complete information, regarding the investor's account, accompany all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain, from their financial institution, further information about remitting funds by wire and any fees that may be imposed for so doing. The Trust does not impose a fee for receiving payment by wire.

  Investors will be entitled to any dividends declared or income earned on the day when their purchase orders settle provided that Disbursable Funds are received in the relevant Fund's Designated Currency in the appropriate bank account (details of which are set out on the Application Agreement) by the close of business on that same day. If Disbursable Funds, with respect to any purchase order, are not received by this time by the Distributor, the Trust reserves the right, in its sole discretion, (a) to accept the order and assess interest on the overdue payment, or (b) to cancel the order, and to hold the purchaser responsible for any loss and other costs incurred by the Distributor and/or the Trust.

  Authorized Firms act as agents for their customers and not as agents for the Trust. It is the responsibility of Authorized Firms to transmit orders for purchases by their clients promptly to the Trust, and to deliver the required Disbursable Funds by the time stated above. If Disbursable Funds are not received by the required time, the order may be cancelled and the Authorized Firm will be held responsible for any loss and other costs incurred by the Distributor and/or the Trust.

  The Trust reserves the right to reject any purchase order in whole or in part. All of a shareholder's accounts will be subject to the elections and instructions specified by the shareholder in the Application Agreement covering the accounts.

  United States Federal tax regulations require investors that are United States persons to provide a certified Taxpayer Identification Number and/or certain other required certifications within 30 days following the opening or reopening of an account in order to avoid withholding of taxes on distributions and proceeds of redemptions.

  Ownership of the Trust's shares will be reflected by book-entry, and certificates for shares will not be issued. Investment in the Trust is not recommended for any investors who require a stock certificate to evidence their shares.

  All investments must be made in the Designated Currency of the Fund whose shares are being purchased, as discussed above. Investors may convert other currencies into the Designated Currency of a Fund through The Chase Manhattan Bank, in accordance with its customary currency conversion credit and operational arrangements and at its prevailing rates and fees to customers, or through other dealers in foreign exchange, in accordance with their customary credit and operational arrangements and at their prevailing rates and fees. Currency conversions may result in capital gains or losses to an investor.

  Neither the Trust nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust will use procedures considered reasonable. These procedures include recording all telephone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. To the extent that the Trust does not use reasonable procedures to form its belief, it and/or its service contractors may be responsible for instructions that are fraudulent or unauthorized.


  A "New York Banking Day" is every day except Saturdays, Sundays and holidays observed by New York City banks (scheduled holidays for 1997 are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day).


  A "London Banking Day" is every day except Saturdays, Sundays and holidays observed by London banks (scheduled holidays for 1997 are New Year's Day, Good Friday, Easter Monday, May Holiday, Spring Holiday, Late Summer Holiday, Christmas Day and Boxing Day).

  A "Frankfurt Banking Day" is every day except Saturdays, Sundays and holidays observed by Frankfurt banks (scheduled holidays for 1997 are New Year's Day, Epiphany, Good Friday, Easter Monday, Labor Day, Ascension Day, Whit Monday, Corpus Christii, Assumption Day, German Unity Day, All Saint's Day, Day of Penance, Christmas Eve Holiday, Christmas Day, Boxing Day and New Year's Holiday).

  A "Toronto Banking Day" is every day except Saturdays, Sundays and holidays observed by Toronto banks (scheduled holidays for 1997 are New Year's Day, Good Friday, Easter Monday, Victoria Day, Canada Day, Labour Day, Thanksgiving, Remembrance Day, Christmas Eve Holiday, Christmas Day and Boxing Day).

12B-1 PLAN

  The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "12b-1 Plan") in accordance with the regulations promulgated under the 1940 Act. The 12b-1 Plan provides that each Fund will make payments to the Distributor equal to .50% (on an annual basis) of the average daily value of the net assets of such Fund's Five Arrows Service class of shares (the "12b-1" fee). The 12b-1 fee has two components: a service fee and a distribution fee. The 12b-1 Plan provides that each of these components will be paid at an annual rate of 0.25% of the average daily value of the net assets of such Fund's Five Arrows Service class of shares. The Distributor has voluntarily agreed to waive a portion of the distribution fee component in order to limit payments of the 12b-1 fee to 0.35% (on an annual basis) of the average daily net asset value of the Five Arrows Service class of any Fund. This waiver shall remain in effect for the fiscal period ending December 31, 1997, and thereafter in the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997.

  Some or all of the service fees are used to compensate Authorized Firms for providing account administration services to their clients who are beneficial owners of such shares. One or more affiliates of the Investment Adviser and the Administrator may act as Authorized Firms. The Distributor will enter into agreements with Authorized Firms which purchase Five Arrows Service shares on behalf of their clients ("Service Agreements"). The Service Agreements will provide for compensation to the Authorized Firms in an amount up to .25% (on an annual basis) of the average daily net assets of the Five Arrows Service shares of the applicable Fund attributable to or held in the name of the Authorized Firm for its clients.

  The services provided by the Authorized Firms may include, among other things, receiving, aggregating and processing shareholder or beneficial owner (collectively "shareholder") orders; furnishing shareholder subaccounting; providing and maintaining retirement plan records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing various shareholder reports and confirmations for transactions by shareholders; account and administrative services. Any service fees received by the distributor and not allocated to authorized firms may be retained by the distributor in consideration of its own role in servicing shareholder accounts.

  Authorized Firms that have sold Five Arrows Service shares are eligible for further compensation commencing as of the time of such sale. It is the Distributor's current policy to pay a trailer commission to Authorized Firms in an amount equal to .10% (on an annual basis) of the average daily net assets of the Five Arrows Service shares of the applicable Fund attributable to or held in the name of the Authorized Firm for its clients. This trailer commission arrangement may be terminated or revised by the Distributor at any time. Any distribution fee received by the Distributor and not allocated to Authorized Firms may be applied by the Distributor in connection with sales or marketing efforts (e.g. for advertising costs, the cost of printing and mailing prospectuses and reports to potential investors) or retained by the Distributor in consideration of its own role in marketing Five Arrows Service Shares.

  Holders of Five Arrows Service shares of a Fund will bear all fees paid under the 12b-1 Plan with respect to such shares as well as any other expenses which are directly attributable to such shares.

  Authorized Firms may charge other fees to their clients who are the beneficial owners of Five Arrows Service shares in connection with their client accounts. These fees would be in addition to any amounts received by the Authorized Firms would be for services other than those provided under such an Agreement. Under the terms of such Service Agreements, Authorized Firms are required to provide their clients with a schedule of fees charged to such clients which relate to the investment of customers' assets in Five Arrows Service shares at the time of any investment and whenever changes to the schedule are made.

  Each Fund will accrue payments made pursuant to the 12b-1 Plan daily. The 12b-1 payments which are required to be accrued to the Five Arrows Service shares on any day will not exceed the distributable income to be accrued to such shares on that day. All inquiries by a beneficial owner of Five Arrows Service shares must be directed to such owner's Authorized Firm.

                           HOW TO REDEEM FIVE ARROWS
                                 SERVICE SHARES

  Five Arrows Service shareholders will redeem their shares according to the procedures established, if any, by the Authorized Firm through which they purchased those shares. Thereafter, the relevant Authorized Firm may request redemption of a Fund's shares at any time in any amount during Trust Hours of Operation by contacting the Transfer Agent. Subject to the right of a Fund to make redemptions in kind under certain circumstances, all redemption requests are treated as requests for redemption in the normal course in the Fund's Designated Currency.

  Redemptions of shares of a Fund will be effected on Trust Business Days in accordance with the procedures set out below, and only when the wire system designated for use in transmitting money from the relevant Fund permits the timely transmission of redemption proceeds. Additionally, as for purchases of shares, the Trust reserves the right to advance the times at which purchase and redemption orders must be received. As noted above, Five Arrows Service shareholders must transmit redemption requests through their respective Authorized Firm.

  - Redemption requests for shares of the U.S. Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle on that same day (or the next New York Banking Day if such Trust Business Day is not a New York Banking Day).

  - Redemption requests for shares of the Canadian Dollar Fund received prior to 11 a.m. U.S. Eastern Time on a Trust Business Day will settle that same day (or the next Toronto Banking Day if such Trust Business Day is not a Toronto Banking Day).

  - Redemption requests for shares of the Pound Sterling Fund received prior to 5 p.m. U.S.

    Eastern Time on a Trust Business Day will settle on the following London Banking Day.

  - Redemption requests for shares of the Deutsche Mark Fund received prior to 10 a.m. U.S. Eastern Time on a Trust Business Day will settle on the following Frankfurt Banking Day, provided, however, that if such a Trust Business Day is not a Frankfurt Banking Day, the redemption request will settle on the second following Frankfurt Banking Day.

  If a redemption request is not received by the Trust prior to the applicable time listed above, such request shall be deemed to have been received on the next following Trust Business Day. Authorized Firms as agents for their customers and not as agents for the Trust. It is the responsibility of Service Organizations to transmit orders for redemptions by their customers promptly to the Trust. Shareholders shall be entitled to any dividends declared or income earned up to and including the day before the day on which the redemption request is scheduled to settle.

  If the Investment Adviser believes that market conditions exist which preclude the Trust from making prompt payment in a Fund's Designated Currency, the Trust can elect to take up to seven days to pay redemption proceeds or to pay redemption proceeds wholly or partly in readily marketable portfolio securities. The Trust is obligated to effect a redemption in currency without regard to market conditions if requested by a shareholder redeeming $250,000 or less (or in the applicable Designated Currency equivalent thereof) or 1% or less of a Fund's net assets, whichever is less, during any 90-day period.

  Except as provided below, all redemptions in currency will be made by wire transfer on the settlement day in the Designated Currency of the Fund whose shares are being redeemed through a recognized electronic funds transfer system which handles such Designated Currency. A charge of $20 (or the equivalent in the relevant Fund's Designated Currency) against the shareholder's account will be imposed for each wire redemption. Banks receiving redemption proceeds by wire may also impose a charge for doing so.

  If a redemption request does not meet the minimum amount and other requirements for sending currency through the electronic funds transfer system employed by the Fund, redemption proceeds will be paid by check mailed to the shareholder. Redemption proceeds will be directed to the shareholder's account at his Authorized Firm.

  When redemption proceeds are paid in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to currency. For further information concerning redemptions in portfolio securities, shareholders should telephone the Administrator. Redemption in portfolio securities will be made by delivery to the shareholder, or to another party at the shareholder's direction, of portfolio securities (together with a cash payment in the Fund's Designated Currency equal to the value and in lieu of any fractional securities required to be delivered) with a value determined at the time the redemption is made to equal the aggregate net asset value of the Fund shares being redeemed next determined following receipt of the redemption request.

  To the extent permitted by applicable law, the right of redemption with respect to a Fund may be suspended or the date of payment postponed for more than seven days when trading in the markets in which the Fund's securities are traded is restricted or for a period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its assets. In addition, the right of redemption may be suspended or the date of payment postponed for such other periods as the SEC by order may permit to protect the Trust's shareholders.

  The Trust reserves the right to redeem a shareholder's account at the Trust's option, upon not less than 60 days' written notice to the shareholder, if for a period of six months or more the account does not have in any Fund shares with a net asset value equal to or greater than $1,500 or the non-U.S. dollar equivalent, as the case may be. During the 60-day period, a shareholder may avoid automatic redemption by investing in any Fund an amount sufficient to increase the net asset value of the account's shares of the Fund to the Fund's Initial Investment Minimum.

  Again, you should note that neither the Trust nor its service contractors will be responsible for any loss or expense for acting upon telephone instructions that are believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Trust will use procedures considered reasonable, as described above.

                              HOW TO CHANGE FUNDS

  A shareholder may change shares of one Fund into shares of another Fund by redeeming shares of one Fund, converting the redemption proceeds into the Designated Currency of another Fund and purchasing the shares of the other Fund with the proceeds of the currency conversion. All purchase and redemption orders for Five Arrows Service shares must be made through a shareholder's Authorized Firm. During the period between the net asset value determination applicable to the shares being redeemed in one Fund and the purchase of shares in another Fund, the shareholder will not be the owner of, or be eligible to receive dividends with respect to, either the shares which have been redeemed or the shares being acquired.

  The length of time for completion of a Fund change will vary depending on the Funds involved and the time during Trust Hours of Operation when the Fund change is initiated. In general, the length of time for completion of a Fund change will depend upon each of the time required to obtain payment of redemption proceeds from the Fund whose shares are being redeemed and the time required to effect any foreign exchange transaction which may be necessary for the shareholder to obtain the currency of the Fund whose shares are being acquired. The arrangements involved in effecting foreign exchange transactions will depend, in part, on a shareholder's credit and operating relationships with the foreign currency exchange dealer the shareholder uses and may shorten the length of time required for completion of a Fund change.

  The Trust does not provide currency exchange services, either directly or through its agents, and the selection of a foreign exchange dealer in connection with a change of Funds is within the shareholder's sole discretion. The Trust has been advised that The Chase Manhattan Bank's foreign exchange department is available, at its customary currency conversion rates and fees and subject to its customary credit and other requirements, to provide foreign exchange services to shareholders changing Funds. Shareholders should contact their Authorized Firm for further information.

  Fund changes may result in recognition of a taxable gain or loss. See "Taxation."

                                    TAXATION

  The following discussion is only a summary of certain tax issues that may be of interest to shareholders. All shareholders are urged to consult their tax advisers for further information concerning the tax consequences of investing in the Trust.

TAXATION OF THE TRUST

  Under Subchapter M of the Internal Revenue Code, each Fund of the Trust is to be treated as a separate corporation for U.S. Federal income tax purposes. It is intended that each Fund will qualify for each fiscal year as a "regulated investment company" under the Internal Revenue Code by complying with certain requirements of the Internal Revenue Code regarding sources of income, diversification of assets, and distribution of income to shareholders, although no assurance can be given in this regard. As regulated investment companies, the Funds will not be liable for U.S. Federal income taxes on the net investment income and capital gain distributed to shareholders in accordance with the applicable provisions of the Internal Revenue Code. Since it is intended that each Fund will distribute all of its net income and net capital gain each year, each Fund should avoid all U.S. Federal income taxes.

  Under current law, the Trust does not anticipate that interest derived by the Funds from sources outside the United States will be subject to non-U.S. withholding taxes. To the extent any such withholding tax does arise, it may be possible to reduce or eliminate it under the terms of applicable United States income tax treaties. If it is subject to any such withholding tax, the Trust intends to undertake the procedural steps required to claim the benefits of such treaties. If any non-U.S. taxes are paid by a Fund and, as is expected, more than 50% in value of the Fund's total assets at the close of any taxable year consists of securities of non-U.S. banks or corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders with the consequences described under "U.S. Federal Income Taxation of U.S. Shareholders" below.

  Each Fund will determine its income in terms of its Designated Currency and, in the case of each Fund other than the U.S. Dollar Fund, will translate its net income for each year from its Designated Currency into U.S. dollars for U.S. Federal income tax purposes. Under current Treasury regulations, regulated investment companies are normally required to recognize for U.S. Federal income tax purposes income or loss attributable to changes in exchange rates between the U.S. dollar and the Fund's Designated Currency (i.e., currency gain or loss) absent a ruling to the contrary from the Internal Revenue Service. Recognition of currency gain in excess of currency loss in any given year would require the affected Fund to pay dividends in excess of its interest income in order to pay out all income as calculated for U.S. Federal income tax purposes. In reliance upon a ruling from the Internal Revenue Service, the Trust calculates the income of each Fund without recognizing currency gain or loss.

U.S. FEDERAL INCOME TAXATION OF
U.S. SHAREHOLDERS

  Dividends paid by each Fund out of its net investment income and net realized short-term capital gain, if any, are taxable to the U.S. shareholders of the Fund (i.e., a United States corporation or an individual who is a citizen or resident of the United States) as ordinary income. Dividends to corporate shareholders will not be eligible for the dividends-received deduction. To the extent that the Trust elects to declare certain dividends in October, November or December and to distribute them to the shareholders the following January, the dividends would be included in the income of the shareholders as if received in December.

  A shareholder of a Fund, other than the U.S. Dollar Fund, will recognize gain or loss on a sale or redemption of shares (or on a change of shares into shares in another Fund) in respect of any appreciation or depreciation in the U.S. dollar-value of the shares from the time the shares are acquired to the time of disposition. In general, that gain or loss will be capital gain or loss. In addition, as discussed above, it may eventually be determined that each Fund, other than the U.S. Dollar Fund, is required to recognize currency gain or loss. Recognition by a Fund of currency gain in excess of currency loss in any given year would result in the shareholders of that Fund recognizing ordinary dividend income in addition to the daily dividends that are attributable to the Fund's interest income. Any such additional dividends would increase a shareholder's basis in the shares and would affect the shareholder's calculation of capital gain or loss on disposition of the shares.

  The Trust is required by U.S. Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to a non-corporate shareholder unless the shareholder certifies on its Application Agreement that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for prior under-reporting to the Internal Revenue Service.

  Each Fund, other than the U.S. Dollar Fund, may be able to elect to pass-through to its shareholders non-U.S. taxes paid by the Portfolio but does not currently anticipate doing so. Shareholders of each Fund that so elects will be required to include in income (in addition to any dividends the shareholders receive) their proportionate shares of the amount of non-U.S. taxes paid by the Portfolio and will be entitled to claim either a credit or a deduction for their shares of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which a Fund makes such an election regarding the amount and nature of non-U.S. taxes to be included in their income. Dividends from a Fund will be considered to be from U.S. sources if an election to pass-through non-U.S. taxes is not made. If such an election is made, dividends from those Funds will be considered to be from non-U.S. sources for purposes of computing the limitation of the Federal foreign tax credit.

  Reports containing appropriate information with respect to the U.S. Federal income tax status of dividends and distributions paid during the year by each Fund will be mailed to shareholders shortly after the close of each year.

U.S. FEDERAL INCOME TAXATION OF NON-U.S. SHAREHOLDERS

  Non-U.S. shareholders who are not engaged in a U.S. trade or business or whose distributions from a Fund are not effectively connected with the conduct of such a trade or business will be generally subject to U.S. withholding tax at the rate of 30% (or a lower rate under an applicable U.S. income tax treaty) on dividends of net investment income received from the Trust (including for this purpose any dividends deemed resulting from a Fund's election to treat non-U.S. taxes paid by it as paid by its shareholders and, if the Funds are required to recognize currency gain or loss, any dividends that a Fund, other than the U.S. Dollar Fund, declares as a consequence of recognizing currency gain in excess of currency loss for a particular year). Any gains realized from the redemption, sale or exchange of shares will generally not be subject to U.S. tax for those non-U.S. shareholders. In the case of individual shareholders who fail to furnish the Trust with certain required certifications regarding their foreign status, the Trust may be required to impose backup withholding of U.S. tax at the rate of 31% on the proceeds of redemptions and exchanges.

  If the dividends received from a Fund or gains realized upon the redemption, exchange or other taxable disposition of Fund shares are effectively connected with a U.S. trade or business of the shareholder, then all such dividends and gains will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. shareholders, although the tax may be eliminated under the terms of an applicable U.S. income tax treaty. Non-U.S. corporate shareholders may also be subject to the U.S. branch profits tax in respect of those dividends and gains.

  Non-U.S. shareholders are advised to consult their tax advisers for further information concerning the U.S. Federal and foreign tax consequences of investing in the Trust.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends for each Fund are derived from the net investment of its corresponding Portfolio, which flows from the interest that such Portfolio earns on the money market and other instruments it holds. Dividends on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

  Dividends will be declared daily and paid monthly with respect to shares of each Fund. Generally, investors will receive dividends on shares from (and including) the day upon which their purchase is effective to (but not including) the day upon which their redemption is effective. See "How to Buy Five Arrows Service Shares" and "How to Redeem Five Arrows Service Shares."

  Dividends from each Fund are automatically reinvested in additional shares of that Fund at net asset value.

                                  PERFORMANCE

U.S. DOLLAR FUND

  From time to time, the Trust may publish the "yield" and "effective yield" for the U.S. Dollar

Fund. Both yield figures are based on historical earnings and are not intended to indicate future performance.

  The U.S. Dollar Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate yield, the Fund takes the interest income it earned from its Fund of investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of that period.

  The "effective yield" is calculated in a similar manner, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

ALL OTHER FUNDS


  From time to time, the Trust may publish the "current yield" and "total return" for the Pound Sterling, Deutsche Mark and Canadian Dollar Funds. Both calculations are based upon historical earnings and are not intended to indicate future performances.


  Current yield refers to a Fund's annualized net investment income per share over a 30-day period, expressed as a percentage of the net asset value per share at the end of the period. For purposes of calculating current yield, the amount of net investment income per share during that 30-day period, computed in accordance with regulatory requirements, is compounded by assuming that it is reinvested at a constant rate over a six-month period. An identical result is then assumed to have occurred during a second six-month period which, when added to the result of the first six months, provides an "annualized" yield for an entire one-year period. Calculations of current yield may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management."

  Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.


  To the extent consistent with applicable law, the Trust may also publish other measures of the historical investment performance of the Pound Sterling, Deutsche Mark and Canadian Dollar Funds, including 7-day yield information, calculated in the manner described above with respect to the U.S. Dollar Fund.


  Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

  Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Standard & Poor's, Morningstar, Inc. and other industry publications.

                              GENERAL INFORMATION

ORGANIZATION

  The Trust was organized as a Delaware business trust on August 13, 1996. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value of $.0001 per share. The Board of Trustees may, without shareholder approval, divide the authorized stock into an unlimited number of separate series, and the costs of doing so will be borne by the Trust. Currently, the Board of Trustees has authorized four Funds.

  Shares issued by the Funds have no preemptive, conversion or subscription rights. Shareholders of a Fund have equal and exclusive rights to dividends and distributions declared by that Fund and to the net assets of that Fund upon liquidation or dissolution, except such differences as are attributable to differential class expenses. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect all of the Trustees. All shares when issued in accordance with the terms of this Prospectus will be fully paid and nonassessable.

  The Trust is not required to hold annual meetings of shareholders. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy or approving an investment advisory agreement.

  If less than two-thirds of the Trustees holding office have been elected by shareholders, a special meeting of shareholders of the Trust will be called to elect Trustees. Under the Trust's Master Trust Agreement and the 1940 Act, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose or by a written declaration filed with the Trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or which represent at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) Trust Business Days after receipt of such application either afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.

  The Portfolios, in which all the Investable Assets of the Funds are invested, are series of the Portfolio Trust, which is an open-end management investment company. The Portfolio Trust's Master Trust Agreement provides that the Portfolio Trust may establish and designate separate series of the Portfolio Trust. The Portfolio Trust has established four series and may establish additional series at any time. The Portfolio Trust's Master Trust Agreement also provides that the Funds and other entities investing in the Portfolios (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolios in which they invest. However, the risk of the Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolios themselves were unable to meet their obligations. Accordingly, the Trustees of the Trust, believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios. No series of the Portfolio Trust has any preference over any other series.

  Investors in other series of the Portfolio Trust will not be involved in any vote involving only Portfolios in which they do not invest. Investors of all of the series of the Portfolio Trust will, however, vote together to elect Trustees of the Portfolio Trust and for certain other matters affecting the Portfolio Trust. As provided by the 1940 Act, under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

INVESTMENT ADVISER:
Rothschild International Asset Management Limited
Five Arrows House, St. Swithin's Lane
London EC4N 8NR United Kingdom

DISTRIBUTOR:
Five Arrows Fund Distributors Inc.
3435 Stelzer Road
Columbus, OH 43219-3035

ADMINISTRATOR:
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219-3035

TRANSFER AGENT:
BISYS Fund Services, Inc.
100 First Avenue, Suite 300
Pittsburgh, PA 15222

CUSTODIAN:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

AUDITORS:
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, NY 10019-6013

COUNSEL:
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109-2881

                               TABLE OF CONTENTS


                                                  PAGE
                                                  ----
FUND (AND ALLOCATED PORTFOLIO) FEES AND
  EXPENSES......................................    2
SUMMARY.........................................    4
DESCRIPTION OF THE TRUST AND PORTFOLIO TRUST....    5
INVESTMENT OBJECTIVES...........................    5
INVESTMENT POLICIES AND RESTRICTIONS............    7
  U.S. DOLLAR PORTFOLIO.........................    7
  POUND STERLING PORTFOLIO......................    8
  DEUTSCHE MARK PORTFOLIO.......................    8
  CANADIAN DOLLAR PORTFOLIO.....................    9
  ALL PORTFOLIOS................................    9
  FUNDAMENTAL POLICIES..........................   10
SPECIAL INVESTMENT CONSIDERATIONS AND RISK
  FACTORS.......................................   11
INFORMATION CONCERNING THE MASTER-FEEDER FUND
  STRUCTURE.....................................   12
MANAGEMENT......................................   13
CALCULATION OF NET ASSET VALUE..................   17
HOW TO BUY FIVE ARROWS SERVICE SHARES...........   18
HOW TO REDEEM FIVE ARROWS SERVICE SHARES........   21
HOW TO CHANGE FUNDS.............................   23
TAXATION........................................   23
DIVIDENDS AND DISTRIBUTIONS.....................   25
PERFORMANCE.....................................   25
GENERAL INFORMATION.............................   26


  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE TRUST'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF ANY FUND'S SHARES IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             FIVE ARROWS SHORT-TERM


                                INVESTMENT TRUST


                           FIVE ARROW SERVICE SHARES

                            ROTHSCHILD INTERNATIONAL
                            ASSET MANAGEMENT LIMITED
                               INVESTMENT ADVISER
                                PROSPECTUS DATED
                               JANUARY    , 1997